As filed with the Securities and Exchange Commission on July 13, 2007

File Nos. 333-56018 and 811-10303

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933:	[X]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No. 16	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940:	[X]

Amendment No. 17	[X]

(Check Appropriate Box or Boxes)

BUFFALO FUNDS
(Exact Name of Registrant as Specified in Charter)

5420 W. 61st Place
Shawnee Mission, KS 66205
 (Address of Principal Executive Offices) (Zip Code)

(913) 384-1513
(Registrant’s Telephone Numbers, Including Area Code)

Copies to:

Kent W. Gasaway
5420 W. 61st Place
Shawnee Mission, KS 66205
(Name and Address of Agent for Service)

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):
[ ]	immediately upon filing pursuant to paragraph (b).
[ ]	on pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on pursuant to paragraph (a)(1).
[X]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

[   ]           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment relates only to the Buffalo International Fund.  No other information relating to any other series of the Registrant is amended or superseded hereby.

Subject to Completion July 13, 2007

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

BUFFALO®
FUNDS

International Fund

Shares of the Funds have not been approved
or disapproved by the Securities and
Exchange Commission nor has the
Commission passed upon the adequacy of
this Prospectus.  Any representation to the
contrary is a criminal offense.

Prospectus

________, 2007

Prospectus	___________, 2007
INVESTMENT ADVISOR AND MANAGER (the “Advisor”):
KORNITZER CAPITAL MANAGEMENT, INC.
Shawnee Mission, Kansas

DISTRIBUTED BY:
Quasar Distributors, LLC
Milwaukee, Wisconsin

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective for the Buffalo International Fund is long-term growth of capital.
To pursue its investment objective, the Fund intends to invest primarily in equity securities of established companies that are economically tied to a number of countries throughout the world (excluding the United States).  The Fund may invest directly or indirectly in foreign securities or foreign currencies of both developed and developing countries.  For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies:

•	that are organized under the laws of, or with a principal office in, a country other than the United States; or

•	that issue securities for which the principal trading market is in a country other than the United States; or

•
that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in a country other than the United States, or have at least 50% of their assets in a country other than the United States.

Under normal circumstances, the Fund does not expect its investments in emerging markets to exceed 30% of its net assets.

Equity securities in which the Fund will invest include common stocks, preferred stocks, convertible securities and depositary receipts.  The Fund’s investments in depositary receipts may include sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or Global Depositary Receipts (“GDRs”).  ADRs, EDRs and GDRs are depositary receipts typically issued by a U.S. or foreign bank or trust company that give their holders the right to receive securities issued by a foreign company.  Such depositary receipts are denominated in the currency of the bank or trust company that issues them.  As a purchaser of unsponsored depositary receipts, the Fund may have limited voting rights and may not receive as much information about the issuer of the underlying securities as with sponsored depositary receipts.  The Fund may invest in securities of companies of any size.

In selecting securities for the Fund, the Advisor uses a bottom-up approach in choosing investments.  In its selection process, the Advisor seeks to identify a broad mix of foreign companies that are expected to benefit from longer-term industry, technological, global or other trends.  The Advisor also selects securities based on (1) fundamental analysis of industries and the economic cycle, (2) company-specific analysis such as product cycles and quality of management and (3) rigorous valuation analysis.  In making portfolio selections for the Fund, the Advisor will also consider the economic, political and market conditions of the various countries in which the Fund may invest.

Investment Style and Turnover--The Advisor normally does not engage in active or frequent trading of the Fund’s investments.  Instead, to reduce turnover of the Fund’s holdings, the Advisor’s general strategy is to purchase securities for the Fund based upon what the Advisor believes are long-term trends.  This strategy also helps reduce the impact of trading costs and tax consequences associated with high portfolio turnover, such as increased brokerage commissions and a greater amount of distributions being made as ordinary income rather than capital gains.  The Advisor may sell the Fund’s investments for a variety of reasons, such as to secure gains, limit losses or reinvest in more promising investment opportunities.

Temporary Investments--The Fund intends to hold a small percentage of cash or high quality, short-term debt obligations and money market instruments for reserves to cover redemptions and unanticipated expenses.  There may be times, however, when the Fund may respond to adverse market, economic, political or other considerations by investing up to 100% of its assets in high quality, short-term debt securities or other defensive investments for temporary defensive purposes.  During those times, the Fund may not achieve its investment objective and, instead, will focus on preserving your investment.  To the extent the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

Changes in Objective and Policies--The objective, strategies and policies described above explain how the Fund is managed and may only be changed with the approval of the Buffalo Funds’ Board of Trustees, without the need for approval by the Fund’s shareholders.

PRINCIPAL RISK FACTORS

The Fund cannot guarantee that it will achieve its investment objective.  As with any fund, the value of the Fund’s investments may fluctuate.  If the value of the Fund’s investments goes down, the value of the Fund’s shares will also decrease and you may lose money.

Market Risks--Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time.  To the extent the Fund invests in equity securities, the share price of the Fund will go up and down in value as the equity markets change.  Stock markets can be volatile and can decline significantly in response to adverse news about individual companies; or issuer, political, regulatory, market or economic developments.  As with any mutual fund, there is a risk that you could lose money by investing in the Fund.

Management Risks--The Fund’s success depends largely on the Advisor’s ability to select favorable investments.  Different types of investments shift in and out of favor depending on market and economic conditions.  For example, at various times equity securities will be more or less favorable than debt securities and small company stocks will be more or less favorable than large company stocks.  Because of this, the Fund will perform better or worse than other types of funds depending on what is in “favor.”  In addition, there is the risk that the strategies, research or analysis techniques used by the Advisor and/or the Advisor’s security selection may fail to produce the intended result.

International Risks—Investing in foreign securities, including securities of foreign corporations, generally involves more risks than investing in U.S. securities.  These risks include exposure to potentially adverse foreign political, social, religious and economic developments; market instability; differences in foreign regulatory, nationalization and exchange controls; and the risk that fluctuations in foreign exchange rates will decrease the investment’s value.  In addition, foreign investments may not be subject to the same uniform accounting, auditing, or financial reporting standards and practices applicable to domestic issuers, and there may be less publicly available information about foreign issuers.  Certain foreign securities may also be less liquid (harder to sell) than many U.S. securities.  This means that the Fund may, at times have difficulty selling certain foreign securities at favorable prices.  Additionally, brokerage commissions and other fees are generally higher for securities traded in foreign markets and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments.  As a shareholder in these companies, the Fund, and in turn, the Fund’s shareholders, will be indirectly exposed to, and perhaps adversely affected by, these inherent foreign risks.

The Fund may also occasionally gain international exposure through the purchase of sponsored or unsponsored ADRs, EDRs and GDRs, and U.S. dollar-denominated securities of foreign issuers traded in the United States.  Although depositary receipts have similar risks to the securities they represent, they may also involve higher expenses and be less liquid than the underlying securities listed on an exchange.  In addition, depositary receipts may not pass through voting and other shareholder rights.  ADRs are securities of foreign companies that are denominated in U.S. dollars.  ADRs are subject to similar risks as other types of foreign investments.  Unsponsored ADRs held by the Fund are frequently under no obligation to distribute shareholder communications received from the underlying issuer.  For this and other reasons, there is less information available about unsponsored ADRs than sponsored ADRs.  Unsponsored ADRs are also not obligated to pass through voting rights to the Fund.  These risks can increase the potential for losses in the Fund.

Emerging Markets Risks - Emerging markets are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid, more volatile and may have a lower level of government oversight than securities markets in more developed countries.  The Fund, and consequently Fund shareholders, may be adversely affected by the Fund’s exposure to these risks through its investment in emerging markets issuers.

Currency Risks - When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. In purchasing or selling local currency to execute transactions on foreign exchanges, the Fund will be exposed to the risk that the value of the foreign currency will increase or decrease, which may impact the value of the Fund’s portfolio holdings and your investment. Some countries have, and may continue to adopt, internal economic policies that may affect their currency valuations in a manner that may be disadvantageous for U.S. investors or U.S. companies seeking to do business in such countries. In addition, a country may impose formal or informal currency exchange controls (or “capital controls”). These types of controls may restrict or prohibit the Fund’s ability to repatriate both investment capital and income, which could undermine the value of the Fund’s portfolio holdings and potentially place the Fund’s assets at risk of total loss.

Small- and Medium-Sized Companies Risks - The Fund may invest in any size company, including small- and medium-sized companies. Investing in securities of small- and medium-sized companies may involve greater volatility than investing in larger companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies. Small companies may have limited product lines, markets or financial resources and their management may be dependent on a limited number of key individuals. Securities of those companies may have limited market liquidity and their prices may be more volatile.

PAST PERFORMANCE

This Prospectus does not include performance information for the Fund because the Fund has only recently commenced operations.  Once the Fund has been in operation for at least a full calendar year, the Prospectus will include a bar chart of annual total returns and a performance table of average annual total returns for the Fund.

FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee*†	2.00%
Exchange Fee	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	1.00%
Distribution (12b-1) Fees	None
Other Expenses**	0.32%
Total Annual Fund Operating Expenses	1.32%

*A $15 fee is imposed for redemptions by wire.
† If you redeem or exchange shares of the Fund within 60 days of purchase, you will be charged a 2.00% redemption fee.
**Other Expenses are based on estimated amounts for the current fiscal period.

FEE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The examples also assume that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$134	$417

PORTFOLIO HOLDINGS

A description of the Fund’s policies and procedures regarding disclosure of portfolio holdings can be found in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge by contacting the Fund’s transfer agent at 1-800-49-BUFFALO (1-800-492-8332).

MANAGEMENT AND INVESTMENT ADVISOR

Kornitzer Capital Management, Inc. (“KCM” or the “Advisor”) is the manager and investment advisor for the Fund.  KCM is responsible for overseeing and implementing the Fund’s investment program and managing the day-to-day investment activity and operations of the Fund.  KCM was founded in 1989.  In addition to managing and advising the Buffalo Funds, it provides investment advisory services to a broad variety of individual, corporate and other institutional clients.  As manager, KCM provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund.  This includes investment management and supervision; transfer agent and accounting services; a portion of foreign custody fees; fees for domestic custody services, independent auditors and legal counsel costs; fees and expenses of officers, trustees and other personnel; rent; shareholder services; and other items incidental to corporate administration.  KCM is located at 5420 West 61st Place, Shawnee Mission, KS 66205.  As compensation for KCM’s services, the Fund pays KCM a fee each month at the annual rate of 1.00% of the Fund’s average daily net assets.

Certain expenses are payable by the Fund.  These expenses include a portion of the foreign custody costs, taxes, interest, governmental charges and fees, including registration of the Fund with the Securities and Exchange Commission and the various states, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.  A discussion regarding the Board of Trustees’ basis for approving the Fund’s investment advisory agreements will be available in future reports to shareholders of the Fund.

Portfolio Manager

The Fund is managed by the portfolio manager supported by an experienced investment analysis and research staff.  The portfolio manager who is responsible for the day-to-day management of the Fund’s portfolio is as follows:

William Kornitzer, CFA, Portfolio Manager. Mr. Kornitzer worked for KCM as a research analyst from 1997-2000 and rejoined the firm in 2004 as a co-portfolio manager of the Buffalo Large Cap and Buffalo USA Global Funds. He was previously an executive director and portfolio manager at USAA Investment Management Company from 2000-2004.  Mr. Kornitzer received his MBA from Drexel University and his B.S. in Finance from Virginia Tech.  Mr. Kornitzer has over 15 years of investment experience.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Distribution and Other Services
Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter and U.S. Bancorp Fund Services, LLC serves as transfer agent to the Fund. Quasar Distributors, LLC and U.S. Bancorp Fund Services, LLC are located at 615 East Michigan Street, Milwaukee, WI 53202.

FINANCIAL HIGHLIGHTS

The Fund has recently commenced operations.  Therefore, there are no financial highlights available at this time.

HOW TO PURCHASE SHARES

No Load Fund

There are no sales commissions or Rule 12b-1 distribution fees charged on investments in the Fund.
How to Buy Shares

To make an initial purchase, your purchase order must be received by the Fund, its agents or an authorized financial intermediary in “good order.”  “Good order” means that your purchase includes (1) a completed account application or investment stub, (2) the dollar amount of shares to be purchased, and (3) a check payable to U.S. Bank, N.A., which indicates your investment in the Fund (see chart on page 16 for details on making investments in the Fund).  In general, you may purchase shares of the Fund as indicated below.

•  By phone, Internet, mail or wire;
•  Through Automatic Monthly Investments; and
•  Through exchanges from another Buffalo Fund.

All checks must be in U.S. dollars drawn on the domestic financial institution.  Cashier’s checks under $10,000, money orders, third party checks, credit card checks, Treasury checks, traveler’s checks, starter checks, post dated checks, post dated on-line bill pay checks or any conditional order or payment will not be accepted as payment.  Your net asset value per share (“NAV”) for a purchase will be the next computed NAV after your request is received in good order.  All requests received in good order before the close of regular trading on the New York Stock Exchange (“NYSE”) (4:00 p.m. Eastern time) will be executed at the NAV computed on the same day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

Minimum Initial Investment

•	$2,500 for regular accounts, unless opened via an exchange;
•	$1,000 for exchanges from another Buffalo Fund;
•	$250 for IRA and Uniform Transfer/Gifts to Minors Accounts; or
•	$100 initial purchase for any account when an Automatic Monthly Investment Plan is established for at least $100 per month.

Minimum Additional Investment

•	$100 by phone, Internet or mail;
•	$100 by wire;
•	$100 for Automatic Monthly Investments through an automated clearing house (“ACH”); and
•	$100 for exchanges from another Buffalo Fund.

Automatic Monthly Investments

Automatic Monthly Investments are processed in an agreed amount each month that is debited through an ACH transaction from a shareholder’s pre-identified bank account.

Minimum Account Size

You must maintain a minimum account value equal to the current minimum initial investment, which is $2,500 for regular shareholder accounts, unless opened via an exchange.  If your account falls below a minimum due to redemptions and not market action, the Fund may ask you to increase the account size back to the minimum.  If you do not bring the account up to the minimum amount within 60 days after the Fund contacts you, the Fund may close the account and send your money to you or begin charging you a fee for falling below the minimum account size.

HOW TO REDEEM SHARES

You may withdraw proceeds from your account at any time.  Your NAV for a redemption will be the next computed NAV after your request is received by the Fund, its agents or an authorized financial intermediary in “good order”.  All requests received in good order before the close of regular trading on the NYSE (4:00 p.m. Eastern time) will be executed at the NAV computed on the same day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

There is no minimum limit for withdrawal via telephone or letter, but the most you can redeem by telephone is $25,000, provided that you have previously registered for this service.  Redemption requests by mail must be received by the Fund, its agents or an authorized financial intermediary in “good order.”  For redemption requests, “good order” means that (1) your request should be in writing, indicating the number of shares or dollar amount to be redeemed, (2) the request properly identifies your account number, (3) the request is signed by you and any other person listed as an account owner exactly as the shares are registered and, if applicable (4) the signatures on the request are guaranteed.  Redemptions over $25,000 must be made in writing and be signature guaranteed.  Additionally, signature guarantees are required when any of the following are true:

•	You request redemption proceeds that are being sent to a different payee, bank, or address than that which the Fund have on file;
•	You request a redemption to the address of record within 15 days of changing that address; or
•	You are changing the account registration or sending proceeds to a Buffalo Funds account with a different registration.

For further instructions about signature guarantees, see the “Signature Guarantees” section on page 11.

SHAREHOLDER SERVICES

The following services are also available to shareholders.  Please call 1-800-49-BUFFALO (1-800-492-8332) for more information.

•	Uniform Transfers/Gifts to Minors Accounts.
•	Transfer on Death (“TOD”) Accounts.
•	Accounts for corporations, partnerships and retirement plans.
•	Traditional IRA accounts.
•	Roth IRA accounts.
•	Coverdell Education Savings Accounts.
•	Simplified Employee Pensions (“SEPs”).

HOW SHARE PRICE IS DETERMINED

Shares of the Fund are purchased or redeemed at their NAV next calculated after your purchase order and payment or redemption order is received in “good order” by the Fund.  In the case of certain authorized financial intermediaries (“financial intermediaries”), such as broker-dealers, fund supermarkets, retirement plan record-keepers or other financial institutions, that have made satisfactory payment or redemption arrangements with the Fund, orders will be processed at the NAV next effective after receipt by such intermediary, consistent with applicable laws and regulations.  Other intermediaries may set cut-off times for the receipt of orders that are earlier than the Fund’s.

The Fund’s NAV is calculated by subtracting from the Fund’s total assets any liabilities and then dividing this amount by the total outstanding shares as of the date of the calculation.  The NAV is computed once daily, Monday through Friday, at 4:00 p.m. (Eastern Time), on days when the Fund is open for business.  The Fund is generally closed on weekends, days when the NYSE is not open for unrestricted trading and certain national holidays as disclosed in the SAI.

Generally, each security owned by the Fund that is listed on a securities exchange (including ADRs) is valued at its last sale price on that exchange on the date as of which assets are valued.  Where the security is listed on more than one exchange, the Fund will use the price of the exchange that it generally considers to be the principal exchange on which the security is traded.  Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day.  When market quotations are not readily available, or when they may not reflect the actual market value, any security or other asset is valued at its fair value as determined under procedures approved by the Buffalo Funds’ Board of Trustees.  Under these fair value procedures the authority to determine estimates of fair value has been delegated to a valuation committee consisting of members of the Fund’s Advisor and administrator.  These fair value procedures are used by the valuation committee to price a security when corporate events, events in the securities market or world events cause the Fund’s management to believe that a security’s last sale price may not reflect its actual market value.  In addition, the fair value procedures are used by the valuation committee to price thinly traded securities (such as small- cap securities) when the Fund’s management believes that the last sale price may not accurately reflect the securities’ market value.  By using fair value pricing procedures, the goal is to ensure that the Fund is accurately priced.  The effects of using fair value pricing are that the value derived may only best reflect the value as determined, and the real value may vary higher or lower.  To the extent that the valuation committee determines the fair market value of a security, it is possible that the fair market value determined by the committee will not exactly match the market price of the security when the security is sold by the Fund.

Valuation of Foreign Securities

Under normal market conditions the Fund determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier.  The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern time) on the day that the value of the foreign security is determined.  If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices.  Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value.  If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

Trading in securities on foreign stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open (“NYSE business day”).  Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by the Fund.  As a result, the Fund could be susceptible to what is referred to as “time zone arbitrage.”  Certain investors in the Fund may seek to take advantage of discrepancies in the value of the Fund’s portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund’s NAV is computed.  This type of trading may dilute the value of the Fund’s shares, if such discrepancies in security values actually exist.  To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the Board of Trustees, the Fund’s portfolio managers monitor price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of depositary receipts, futures contracts and exchange traded funds).  These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE.  If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the Board of Trustees.  In certain circumstances these procedures include the use of independent pricing services.  The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund’s portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders.  However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of arbitrage market timing.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day.  Furthermore, trading takes place in various foreign markets on days that are not NYSE business days, and on which the Fund’s NAV is not calculated.  Therefore, the NAV of the Fund’s shares may change on days when shareholders may not be able to purchase or redeem the Fund’s shares.  The calculation of the Fund’s NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation.  If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with the Fund’s fair value procedures established and approved by the Board of Trustees.

DISTRIBUTIONS AND TAXES

Distributions

Dividends and Distributions -- The Fund has qualified, or intends to qualify, as a regulated investment company under the Internal Revenue Code.  As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you.  The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends semi-annually, usually in June and December.  The Fund will distribute net realized capital gains, if any, at least annually usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution.  There are no fees or sales charges on reinvestments.  If you elect to receive income dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

Annual Statements -- Every January, you will receive a statement that shows the tax status of distributions you received the previous calendar year.  Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.  The Fund may reclassify income after your tax reporting statement is mailed to you.  Prior to issuing your statement, the Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders. However, when necessary, the Fund will send you a corrected Form 1099-DIV to reflect reclassified information.

Avoid “Buying a Dividend”--  If you are a taxable investor and invest in the Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Taxes

Tax Considerations -- In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.  A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.

Sale or Redemption of Fund Shares -- A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized.  For tax purposes, an exchange of your Fund shares for shares of a different Buffalo Fund is the same as a sale.

Backup Withholding -- By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Other -- If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding at a 30% or lower treaty tax rate and U.S. estate tax and are subject to special U.S. tax certification requirements.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice.  Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

ADDITIONAL POLICIES ABOUT TRANSACTIONS

The Fund cannot process a transaction request unless it is properly completed as described in this section.  To avoid delays, please call the Fund if you have any questions about these policies.  The Fund reserves the right to cancel or change these transaction policies at any time with or without notice.

If you wish to purchase (or redeem) shares of the Fund through a broker, a fee may be charged by that broker.  You may also contact the Fund directly to purchase and redeem shares of the Fund without this fee.  In addition, you may be subject to other policies or restrictions of the broker, such as a higher minimum account value.

Purchases--The Fund may reject purchase orders when they are not received by the Fund in “good order” or when it is in the best interest of the Fund and its shareholders to do so.  If your check or ACH does not clear, you will be charged a fee of $25.

Redemptions--The Fund generally sends proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in “good order” and accepted.  But the Fund reserves the right, under certain circumstances, to delay the payment of redemption proceeds up to seven days (as allowed by applicable law).

The Fund cannot accept requests that contain special conditions or effective dates, and the Fund may request additional documentation to ensure that a request is genuine.  Under certain circumstances, the Fund may pay you proceeds in the form of portfolio securities owned by the Fund.  If you receive securities instead of cash, you will incur brokerage costs when converting the securities into cash and will bear any market risk until such securities are converted.  Additionally, if the Fund pays you with securities in this manner, you will realize a capital gain or loss for federal income tax purposes on each security you receive.

If you request a redemption within 12 days of purchase, the Fund will delay sending your proceeds until unconditional payment has been collected.  This may take up to 12 days from the date of purchase.  For your protection, if your account address has been changed within the last 15 days, your redemption request must be in writing and signed by each account owner, with signature guarantees.  The right to redeem shares may be temporarily suspended in emergency situations as permitted by federal law.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold Federal Income tax.  Generally, redemption requests failing to indicate such a withholding election will be subject to 10% withholding.  Please refer to your IRA Disclosure statement for more information.

Redemption Fee — If shares of the Fund are sold, redeemed or exchanged within 60 days of their purchase, a redemption fee of 2.00% of the value of the shares sold or exchanged will be assessed. The Fund will employ the “first in, first out” method to calculate the 60-day holding period.

The redemption fee does not apply to:

(1) shares purchased through reinvested distributions (dividends and capital gains);

(2) shares held through 401(k) or other employer-sponsored retirement plans (however, the redemption fee does apply to non-mandatory withdrawals from individual retirement accounts (IRAs) and 403(b) custodial accounts);

(3) shares sold or exchanged under systematic redemptions or exchanges;

(4) shares sold following the death or disability of a shareholder (the disability, determination of disability and subsequent sale must have occurred during the period the fee applied);

(5) shares sold in connection with mandatory withdrawals from traditional IRAs after age 70 ½ and other required distributions from retirement accounts; and

(6) shares redeemed through an approved fee-based program involving asset allocation or rebalancing at the firm level of a dealer.

With respect to shares sold or exchanged following the death or disability of a shareholder or mandatory retirement plan distributions, you must inform the Fund or your intermediary that the fee does not apply.  You may be required to show evidence that you qualify for the exception.

The redemption fee is retained by the Fund to help pay transaction and tax costs that long-term investors may bear when the Fund incurs brokerage or other transaction expenses and/or realizes capital gains as a result of selling securities to meet investor redemptions.

Fund shareholders are subject to this 2.00% short-term trading redemption fee whether they are direct shareholders or invest indirectly through a financial intermediary such as a broker-dealer, a bank, or an investment advisor. Currently, the Fund is limited in its ability to ensure that the redemption fee is imposed by certain financial intermediaries on behalf of their customers, in which case the Fund will not receive the redemption fees. For example, if Fund shares are redeemed by certain financial intermediaries at the direction of their customer(s), the Fund may not know whether a redemption fee is applicable or the identity of the customer(s) who should pay the redemption fee.

The Fund reserves the right to waive the redemption fee because of a bona fide and unanticipated financial emergency or other similar situation where such waiver is consistent with the best interests of the Fund and to the extent permitted or required by applicable law.

Market Timing and Frequent Trading – While the Fund provides shareholders with daily liquidity, the Fund is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Fund, including but not limited to market timing.  Market timing is generally defined as the excessive short-term trading of mutual fund shares that may be harmful to the Fund and its shareholders.  The Fund does not allow market timing or accommodate market timers and has policies and procedures to that end.

Frequent purchases and redemptions of the Fund’s shares may present certain risks for the Fund and its shareholders.  These risks include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolio, negatively impairing the Fund’s performance and increased brokerage and administrative costs for all shareholders, including long-term shareholders who do not generate these costs.  The Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders.

The Fund’s Board has adopted policies and procedures to prevent excessive short-term trading and market timing, under which the Fund will refuse to sell shares to market timers, and will take such other actions necessary to stop excessive or disruptive trading activities, including closing an account to new purchases believed to be held by or for a market timer.  The Fund may refuse or cancel purchase orders (within one business day of purchase) for any reason, without prior notice, particularly purchase orders that the Fund believes are made by or on behalf of market timers.  You will be considered a market timer if you (i) have requested a redemption of Fund shares within 90 days of an earlier purchase (or exchange) request, (ii) make investments of large amounts of $1 million or more followed by a redemption (or exchange) request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern.

The Fund has implemented trade activity monitoring procedures to discourage and prevent market timing or excessive short-term trading in the Fund.  For purposes of applying these procedures, the Fund may consider, among other things, an investor’s trading history in the Fund, and accounts under common ownership, influence or control.  Under these procedures, the Fund or its agents monitor selected trades and flows of money in and out of the Fund in an effort to detect excessive short-term trading activities, and for consistent enforcement of the policy.  If, as a result of this monitoring, the Fund or its agents believe that a shareholder has engaged in excessive short-term trading, the Fund will refuse to process purchases or exchanges in the shareholder’s account.

For individual accounts where transaction information can readily be accessed, the Fund, the Advisor or its agent will monitor transaction activity.  Where transactions are placed through omnibus accounts maintained by financial intermediaries, such as 401(k) plan administrators and certain fee-based financial advisors (“Intermediaries”), the ability to monitor trades from the underlying shareholders may be limited.  The Fund, the Advisor or their agents will seek to utilize web-based and other tools made available by such intermediaries to provide transparency to screen for excessive short-term trading.  If, as a result of the monitoring, the Fund or its agents believe that a shareholder has engaged in excessive short-term trading, the Fund will request the financial intermediary to restrict the account from further purchases or exchanges.

The Fund has also implemented fair value pricing procedures designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, do not result in the dilution of shareholder interests or other harm to shareholders, and help to deter market timing activity.  For more information on fair value pricing by the Fund, please see the section entitled “How Share Price is Determined” above.

The shares of the Fund are not subject to any contingent deferred sales charge, but do impose a redemption fee, as described above, to discourage frequent trading.

Although the policy is designed to discourage excessive short-term trading, none of these procedures alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Fund will occur.  Moreover, each of these procedures involves judgments that are inherently subjective.  The Advisor and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

Exemptions to the Fund’s policy defining someone as a market timer may only be granted by the Fund’s Chief Compliance Officer upon good reason and exigent circumstances as demonstrated by the individual.  Exigent circumstances may be deemed as an unforeseen need for funds or a pattern of typically investing $1 million or more.  Any waiver of the policies on market timing will not be permitted if it would harm the Fund or its shareholders or subordinate the interest of the Fund or the shareholders.  Any waiver of prohibitions on market timing made by the Chief Compliance Officer must be reported to the Fund’s Board at the next quarterly Board meeting.

Payments to Financial Intermediaries--The Advisor and/or the Distributor may pay additional compensation (at their own expense and not as an expense of the Fund) to certain brokers, dealers or other financial intermediaries in connection with the sale or retention of Fund shares and/or shareholder servicing. These payments may be made to intermediaries that provide shareholder servicing and marketing support.  You should ask your financial intermediary for more details about any such payment it receives.

Closure of the Fund--The Advisor retains the right to close the Fund or partially close the Fund if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Advisor may decide to close the Fund to new investors, all investors or certain classes of investors (such as Fund supermarkets) at any time.

Signature Guarantees--Generally signature guarantees will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).   A notarized signature from a notary public is not a signature guarantee.  For your protection, the Fund requires a guaranteed signature if you request:

•	A redemption check sent to a different payee, bank or address than that which the Fund has on file;
•	Any redemption within 15 days of a change of address;
•	Any redemption in excess of $25,000;
•	When establishing or modifying certain services on an existing account; and,
•	A change in account registration or redemption instructions.

In addition to the situations above, the Fund and/or the transfer agent reserves the right to require a signature guarantee in other instances based on the circumstances relative to the particular situations.

Corporations, Trusts and Other Entities--Persons who want to purchase or redeem shares of the Fund on behalf of a corporation, in a fiduciary capacity, or in any other representative or nominee capacity must provide the Fund with appropriate documentation establishing their authority to act.  The Fund cannot process requests until all required documents have been provided. Please call the Fund if there are questions about what documentation is required.

Exchanges to Another Fund-- The minimum exchange amount required to establish a new Fund account is $1,000.  After your accounts are established, exchanges may be made in amounts of $100 or more.  You must also keep a minimum balance in the amount of $1,000 in your account, unless you wish to close that account.  You must also keep a minimum balance in the account of the Fund out of which you are exchanging shares, unless you wish to close that account.  The names and registrations on both accounts must be identical.  Your shares must have been held in an open account for 15 days or more, and the Fund must have received full payment before an exchange will be processed.  Redemption fees will also apply if you redeem your shares through an exchange that have not been held in the account for the requisite time period.  Exchanges between Buffalo Funds are transactions subject to the Fund’s market timing policy.  You should review the prospectus of the Buffalo Fund in which you are investing.  All shareholders who have selected this option on their account application are able to perform exchanges by telephone.

Telephone/Internet Services--During periods of increased market activity, you may have difficulty reaching the Fund by telephone. If this happens, contact the Buffalo Funds by mail or by accessing the Buffalo Funds’ web site at www.buffalofunds.com.  The Fund may refuse a telephone request, including a request to redeem shares of the Fund.  The Fund will use reasonable procedures to confirm that telephone instructions are genuine.  If such procedures are followed neither the Fund nor any person or entity that provides services to the Buffalo Funds will be liable for any losses due to unauthorized or fraudulent instructions.  The Fund reserves the right to limit the frequency or the amount of telephone redemption requests.  Once a telephone or internet transaction has been placed, it cannot be canceled or modified.

Shareholder Information--To help lower the impact of operating costs, the Fund attempts to eliminate mailing duplicate documents to the same address.  When two or more Buffalo Fund shareholders have the same last name and address, the Buffalo Funds may send only one Prospectus, annual report, semiannual report, general information statement or proxy to that address rather than mailing separate documents to each shareholder.  Shareholders may opt out of this single mailing at any time by calling the Buffalo Funds, 1-800-49-BUFFALO (1-800-492-8332), and requesting the additional copies of Fund documents.

Timing of Requests--Your price per share for purchases and redemptions will be the NAV next computed after your request is received in good order by the Fund, its agents or an authorized financial intermediary.  All requests received in good order before the close of regular trading on the NYSE (4:00 p.m. Eastern time) will be executed at the NAV computed on the same day.  Requests received after the close of regular trading on the NYSE will receive the next business day’s NAV.

Anti-Money Laundering Policy--In compliance with the USA PATRIOT Act of 2001, please note that the Fund’s transfer agent may verify certain information on your account application as part of the Fund’s Anti-Money Laundering Compliance Program.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify your identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.  If the Fund does not have a reasonable belief of your identity, the account will be rejected or you will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Please contact the Fund’s transfer agent at 1-800-492-8332 if you need additional assistance when completing your application.

PRIVACY POLICY

This Privacy Policy has been adopted by the Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Jayhawk China Fund, Buffalo Science & Technology Fund, Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Mid Cap Fund , Buffalo Micro Cap Fund and Buffalo International Fund (hereafter, the “Funds”).  The Funds are each an open-end diversified management investment company registered under the Investment Company Act of 1940 (the “1940 Act”).

This Privacy Policy has also been adopted by Kornitzer Capital Management, Inc. (“Kornitzer”) an investment adviser registered with the Securities and Exchange Commission that serves as the investment adviser and manager of the Funds.

The Funds and Kornitzer are collectively referred to as the “Companies,” “we,” “our” or “us.”

As a part of providing you services and products we collect non-public personally identifiable information (“Personal Information”) about you.  Some of this is information you provide and some is obtained from other sources.  In some circumstances, a necessary part of providing products and services to you requires that we disclose Personal Information about you to third parties.

We want you to understand how we handle your Personal Information.  Please read the Privacy Policy carefully.  It has information about our policies for the collection, use, disclosure and protection of your Personal Information.  If you have any questions, you can obtain additional information from the following:

Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-800-492-8332
www.buffalofunds.com

Please be aware that we periodically update or revise the Privacy Policy.  As methods of doing business change, we reflect any applicable changes in our Privacy Policy.  If you are our customer, we will send you an update as and when it occurs.

SALE/DISCLOSURE OF YOUR PERSONAL INFORMATION
We promise that we will not sell your Personal Information to any person.

Also, we will not disclose your Personal Information to any third person aside from the disclosures described below.  These disclosures generally relate to marketing or maintaining products or services provided to you.

WHAT INFORMATION DO WE COLLECT?
Personal, Financial and Product Information

To be able to offer, provide and maintain these products and services, the Companies collect a variety of Personal Information about you.  The Personal Information we collect will vary depending upon the product or service you select.  The following is a general list of the Personal Information.  Not all of the Personal Information will be collected every time you do business with us.

Personal Information
•	Name
•	Address
•	Birthdate
•	Phone number
•	Social Security number
•	Mother’s maiden name
•	E-mail address
•	Product-Related Personal Information
•	Product Activity History (things you have done with your mutual funds such as deposits, transfers, redemptions, etc.)

GENERAL PRIVACY PROCESSES
How do we collect Personal Information?

We use a variety of methods to collect Personal Information.  We collect Personal Information directly from you with paper forms (for example, new account and other administrative forms), over the phone or through facsimile transmissions.  We also collect Personal Information from our web site and through other electronic means.  We collect some Personal Information through joint marketing programs where we offer a product or service through another financial institution.  In some of these instances, you may be considered a customer of both entities.

Who has access to this Personal Information?

Generally, only the Companies’ staff and certain companies working on the Companies’ behalf have access to this Personal Information.

Those Working on Our Behalf

Depending on the product or service you select, there may be a number of third parties that will have access to your Personal Information since they are working on our behalf.  This access is necessary because these third parties perform a task or provide administrative services for the product you seek or have purchased from us.  If we do not share the Personal Information, we cannot provide you the product or service you requested.  In certain cases, affiliates are the entities performing such services on our behalf.

When we share Personal Information with non-affiliated companies working on our behalf, we protect your Personal Information by requiring such companies to adopt our privacy policy or have a policy providing protection similar to ours.

Required Disclosures

Certain Personal Information may also be disclosed to third parties without your consent if disclosure is necessary to comply with 1) legal processes; 2) to protect the rights, property, or personal safety of the Funds, their shareholders or the public; 3) as part of inspections or examinations conducted by our regulatory agencies; and 4) in other situations required by law.

Joint Marketing

In certain circumstances, the Companies may jointly market a product or service with another financial institution.  In these circumstances, we have arranged to offer our products through these entities and their representatives or through electronic systems (for example, the Internet).

The Companies may make other disclosures authorized by law.

Requested Disclosures

We will disclose your Personal Information if you request it to those persons that you designate.  Examples of this are to: members of your family; registered investment advisers, attorneys and CPAs who you have retained to advise you in a transaction; persons whom you have designated to represent you in dealings with us.

What do we do with the Personal Information?

The Companies make use of the Personal Information to provide you with the financial products and services that we offer.

At the point that you cease being a customer, we will maintain your Personal Information and handle it just the same as our current customers.

The Companies restrict access to the Personal Information to those who need to know it for ordinary business purposes.  We also maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your Personal Information.

What are your options regarding corrections of Personal Information?

Generally, upon your written request, we will make available Personal Information for your review.  Please note, Personal Information collected that relates to a disputed claim or legal proceeding will not be made available.  If you notify us that the Personal Information is incorrect, we will review it and if we agree, correct our records.  If we do not agree, you may submit a short comment, which we will include in future third party disclosures, if any occur, of Personal Information.

CONDUCTING BUSINESS WITH THE BUFFALO FUNDS

BY PHONE OR INTERNET	HOW TO OPEN AN ACCOUNT	HOW TO ADD TO AN ACCOUNT	HOW TO SELL SHARES	HOW TO EXCHANGE SHARES
1-800-49-BUFFALO
(1-800-492-8332)

www.buffalofunds.com

You must authorize each type of transaction on your account application or on the appropriate form.  If you call, the Funds’ representative may request personal identification and tape-record the call.

If you already have a Buffalo Fund account, you may open an account in another Buffalo Fund via exchange ($1,000 minimum). The names and registrations on the accounts must be identical.
You may make additional investments ($100 minimum) by telephone/on-line.  After the Funds receive and accept your request, the Funds will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Funds and the participating banks.

You may withdraw any amount up to $25,000 by telephone/on-line, provided that you have registered for this service previously.  The Funds will send money only to the address of record, via ACH or by wire.

You may exchange existing shares ($1,000 minimum exchange) for shares in another Buffalo Fund.  The shares being exchanged must be identical registered accounts and have been held in an open account for 15 days or more.

BY MAIL
All Purchases and Redemptions:
Regular Mail
Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

Registered/Overnight Mail:
Buffalo Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202-5207

Complete and sign the application that accompanies this Prospectus.  Your initial investment must meet the account minimum requirement.  Make your check payable to Buffalo Funds. and be sure to indicate the name of the Fund in which you are investing.

Make your check ($100 minimum) payable to Buffalo Funds and mail it to the Funds. Always identify your account number or include the detachable investment stub (from your confirmation statement).
In a letter, include the genuine signature of each registered owner (exactly as registered and guaranteed as described on pages 28 and 33), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed.  The Funds will send money only to the address of record, via ACH or by wire.

In a letter, include the genuine signature of each registered owner, the account number, the number of shares or dollar amount to be exchanged ($100 minimum) and the name of the Buffalo Fund into which the money is being transferred.

BY WIRE
U.S. Bank, N.A.
777 E. Wisconsin Ave.
Milwaukee, WI 53202
ABA#075000022
Credit: U.S. Bancorp Fund Services, LLC
    A/C#112-952-137
Further Credit:  (Name of specific Buffalo Fund)
(Shareholder name and account number)

First, contact the Funds by phone to make arrangements with a telephone representative to send in your completed application via facsimile.  Within 24 hours of receipt of the faxed application, a telephone representative will provide you with an account number and wiring instructions.  You may then contact your bank to wire funds according to the instructions you are given.  Your initial purchase will be placed as of the date the funds are received provided the funds are received before the close of the market.  If the funds are received after the close of the market, your shares will be purchased using the next business day’s closing NAV.  Mail your original application to the Buffalo Funds.  A completed application is required in advance of a wire.

Wire share purchases ($100 minimum) should include the names of each account owner, your account number and the name of the Fund in which you are purchasing shares.  In order to obtain wiring instructions, and to ensure proper credit, please notify the Funds prior to sending a wire purchase order.

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account.  A $15 fee is charged.  If your written request is received before 4:00 P.M. (Eastern Time) the Funds will normally wire the money on the following business day.  If the Funds receive your written request after 4:00 P.M. (Eastern Time), the Funds will normally wire funds on the second business day.  Contact your bank about the time of receipt and availability.

Not applicable.
THROUGH AUTOMATIC TRANSACTION PLANS
You must authorize each type of automatic transaction on your account application or complete an authorization form, which you can obtain from the Funds by request. All registered owners must sign.	Not applicable.
Automatic Monthly Investment:

You may authorize automatic monthly investments in a constant dollar amount ($100 minimum) from your checking account.  The Funds will draft your checking account on the same day each month in the amount you authorize via ACH.  In order to participate in the Automatic Monthly Investment Plan, your bank must be a member of the ACH system.

Systematic Redemption Plan:

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period.    You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan.  You may cancel or change your plan or redeem all your shares at any time.  The Funds will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

Systematic Exchanges:

You may authorize systematic exchanges from your account ($100 minimum to an existing Buffalo Account and $1,000 to a new Buffalo account) to another Buffalo Fund.  Exchanges will be continued until all shares have been exchanged or until you terminate the service.

BUFFALO FUNDS

Additional Information

The SAI contains additional information about the Buffalo International Fund and is incorporated by reference into this Prospectus.

You may obtain a free copy of the SAI by calling, writing or e-mailing the Fund as shown below.  You also may call the toll-free number given below to request other information about the Fund and to make shareholder inquiries.  The SAI is also available on-line at the Buffalo Funds’ Internet site listed below.

You may review and copy the SAI and other information about the Fund by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, DC (202-551-8090) or by accessing the EDGAR database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by writing to the Commission’s Public Reference Section, Washington, D.C. 20549-0102 or by sending an e-mail request to publicinfo@sec.gov.

[BUFFALO FUNDS LOGO] 1-800-49-BUFFALO (1-800-492-8332) Buffalo Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701 www.buffalofunds.com	Investment Company Act file number Buffalo International Fund: 811-10303

Subject to Completion: July 13, 2007

The information in this Statement of Additional Information is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission becomes effective.  This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PART B

BUFFALO INTERNATIONAL FUND
(a series of Buffalo Funds)

STATEMENT OF ADDITIONAL INFORMATION

____________, 2007

This Statement of Additional Information is not a Prospectus but should be read in conjunction with the Fund’s current Prospectus, dated ___________, 2007.  To obtain the Prospectus, free of charge, please call the Fund toll-free at 1-800-49-BUFFALO (1-800-492-8332).

INTRODUCTION

This Statement of Additional Information (“SAI”) supplements the Buffalo International Fund’s Prospectus, dated _______, 2007.  This SAI provides additional information concerning the organization, operation and management of the Buffalo International Fund (the “Fund”).

The Fund is a series of Buffalo Funds (the “Trust”), which is classified as an open-end, management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund is classified as diversified under the 1940 Act.  Diversified means that at least 75% of the value of the Fund’s total assets must be comprised of (i) cash and cash items, (ii) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (iii) securities of other investment companies or (iv) other securities; provided that no more than 5% of the value of the Fund’s total assets are invested in the securities of a single issuer and the Fund does not own more than 10% of the outstanding voting securities of a single issuer.  The remaining 25% of the value of the Fund’s total assets may be invested in a single issuer, or in multiple issuers, not subject to the above limitations.  The Fund many not change its classification as diversified without shareholder approval.

The Fund has elected and intends to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Such qualification relieves the Fund of liability for federal income taxes to the extent the Fund’s earnings are distributed in accordance with the Code.  To so qualify, among other requirements, the Fund will limit its investment so that, at the close of each quarter of its taxable year, (i) not more than 25% of the market value of the Fund’s total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and it will not own more than 10% of the outstanding voting securities of a single issuer.

Kornitzer Capital Management, Inc. serves as the Fund’s manager and investment advisor (“KCM” or the “Advisor”).  The Advisor oversees the investment program and the management of the Fund’s investments and is responsible for the day-to-day investment activity of the Fund.

GENERAL INFORMATION AND HISTORY

The Trust was organized as a Delaware statutory trust (a form of entity formerly known as a business trust) on February 14, 2001.  In addition to the Fund, the Buffalo Science & Technology, Buffalo Micro Cap, Buffalo Mid Cap and Buffalo Jayhawk China Funds are each a series of the Trust (“Buffalo Funds”).

An unlimited number of shares of beneficial interest in the Trust were authorized for each of the Buffalo Funds.  All shares of each of these Buffalo Funds have the same rights and privileges as other shares of the same Buffalo Fund.  Each full and fractional share issued and outstanding has (1) equal voting rights with respect to matters that affect that Buffalo Fund and (2) equal dividend, distribution and redemption rights to the assets of that Buffalo Fund.  Shares when issued are fully paid and non-assessable.  The Trust’s Board of Trustees may create other series of the Trust and divide any series into separate classes.  Shareholders do not have pre-emptive or conversion rights.

Shareholder meetings.  The Buffalo Funds will not hold regular annual shareholder or other shareholder meetings except as required by the 1940 Act and other applicable laws, or as determined by the Board of Trustees of the Trust.

The Trust has undertaken that, if requested to do so by the holders of as least 10% of the Trust’s outstanding shares, the Trustees will call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the 1940 Act.

INFORMATION ABOUT THE FUND'S INVESTMENTS

The objective, strategies and policies discussed in this SAI and in the Fund’s Prospectus generally apply when the Fund makes an investment.  If a percentage or other restriction is met at the time of initial investment, except with respect to borrowings and holdings in illiquid securities, the Fund is usually not required to sell a security or other investment because circumstances change and the security or other investment no longer meets one or more of the Fund’s restrictions.  If at any time the Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.  Likewise, in the event that the Fund’s holdings in illiquid securities exceeds its limitations due to market factors, the Fund will make such adjustments necessary to reduce its holdings in such securities to comply with its limitations.  Unless stated otherwise, the objective, strategies and policies described in this SAI and the Prospectus may be changed by the Board of Trustees without approval of a majority of the Fund’s outstanding voting securities.  The Fund will not change its investment objective without providing advance written notice of the change to shareholders.

Below you will find descriptions of the Fund’s investment objective and strategies.

Investment Objective.
The Fund’s investment objective is long-term growth of capital.

Principal Investment Strategies, Policies and Risks.
The investment objective for the Buffalo International Fund is long-term growth of capital.

To pursue its investment objective, the Fund intends to invest primarily in equity securities of established companies that are economically tied to a number of countries throughout the world (excluding the United States).  The Fund may invest directly or indirectly in foreign securities or foreign currencies of both developed and developing countries.  For purposes of the Fund’s investments, “foreign securities” means those securities issued by companies:

•	that are organized under the laws of, or with a principal office in, a country other than the United States; or

•	that issue securities for which the principal trading market is in a country other than the United States; or

•
that derive at least 50% of their revenues or profits from goods produced or sold, investments made, or services provided in a country other than the United States, or have at least 50% of their assets in a country other than the United States.

Under normal circumstances, the Fund does not expect its investments in emerging markets to exceed 30% of its net assets.

Equity securities in which the Fund will invest include common stocks, preferred stocks, convertible securities and depositary receipts.  The Fund may invest directly or indirectly in foreign securities or foreign currencies.  The Fund’s investments in depositary receipts may include sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  ADRs, EDRs and GDRs are depositary receipts typically issued by a U.S. or foreign bank or trust company that give their holders the right to receive securities issued by a foreign company.  Such depositary receipts are denominated in the currency of the bank or trust company that issues them.  As a purchaser of unsponsored depositary receipts, the Fund may have limited voting rights and may not receive as much information about the issuer of the underlying securities as with sponsored depositary receipts.  The Fund may invest in securities of companies of any size.

In selecting securities for the Fund, the Advisor uses a bottom-up approach in choosing investments.  In its selection process, the Advisor seeks to identify a broad mix of foreign companies that are expected to benefit from longer-term industry, technological, global or other trends.    The Advisor also selects securities based on (1) fundamental analysis of industries and the economic cycle, (2) company-specific analysis such as product cycles and quality of management and (3) rigorous valuation analysis.  In making portfolio selections for the Fund, the Advisor will also consider the economic, political and market conditions of the various countries in which the Fund may invest.

The Fund does not intend to purchase securities on margin or use leverage in the management of its portfolio.

The Fund may invest in some or all of the following types of securities or engage in the following types of transactions in seeking to achieve its investment objective:

Common Stock.  The Fund may invest in the common stock of domestic and international companies of any size.  The purchaser of common stock receives an ownership interest in a company and usually certain voting rights with regard to that company.  The owner of common stock may participate in a company’s success through the receipt of dividends, which are distributions of earnings by the company to its owners.  Owners of common stock may also participate in a company’s success or lack of success through increases or decreases in the value of the company’s shares as they are traded in the public securities markets.  However, common stocks, and stock markets generally, can be volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

Other Equity Securities.  To the extent that the Fund purchases equity securities, other than common stocks, including preferred stocks, convertible stocks and warrants, the Fund will be exposed to the following benefits and risks.

Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Preferred stockholders typically receive greater dividends, but may receive less appreciation than common stockholders and may have greater voting rights as well.

A convertible preferred stock is a preferred stock that may be converted within a specified period of time into a certain amount of common stock of the same or a different issuer.  Convertible preferred stock provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock.  Convertible preferred stock tends to increase in market value when interest rates decline and decrease in value when interest rates rise.  Like a common stock, the value of a convertible preferred stock also tends to increase as the market value of the underlying stock rises, and tends to decrease as the market value of the underlying stock declines.  Because both interest rate and market movements can influence its value, convertible preferred stock is not as sensitive to interest rates as a similar debt security and not as sensitive to changes in share price as its underlying stock.

Convertible preferred stock is usually issued either by an operating company or by an investment bank.  When issued by an operating company, convertible preferred stock tends to be senior to common stock, but subordinate to other types of debt securities issued by that company.  When convertible preferred stock issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible stock.  If, however, the parity price, which is the price at which the common stock underlying the convertible stock may be obtained, of the convertible stock is less than the call price, which is the price of the bond including any premium related to the conversion feature, the operating company may pay out cash instead of common stock.  When convertible preferred stock is issued by an investment bank, the security is an obligation of, and is convertible through, the issuing investment bank.

In addition, the issuer of the convertible preferred stock may be important in determining the security’s true value.  This is because the holder of the convertible preferred stock will have recourse only to the issuer.  Convertible preferred stock may also be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.  Convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating and investment limitation purposes.

A convertible debt security is a debt obligation that may be converted in a specified period of time into a certain amount of common stock of the same or a different issuer.  A convertible debt security provides a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock.  As with a straight debt security, a convertible debt security tends to increase in market value when interest rates decline and decrease in value when interest rates rise.  Like a common stock, however, the value of a convertible debt security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines.  Because both interest rate and market movements can influence its value, a convertible security is not as sensitive to interest rates as a similar debt security and not as sensitive to changes in share price as its underlying stock.

A convertible debt security is usually issued either by an operating company or by an investment bank.  When issued by an operating company, convertible debt tends to be senior to common stock, but subordinate to other types of debt securities issued by that company.  When a convertible debt security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security.  If, however, the parity price, which is the price at which the common stock underlying the convertible debt security may be obtained, of the convertible debt security is less than the call price, which is the price of the bond including any premium related to the conversion feature, the operating company may pay out cash instead of common stock.  When a convertible debt security is issued by an investment bank, the security is an obligation of, and is convertible through, the issuing investment bank.

In addition, the issuer of a convertible debt security may be important in determining the security’s true value.  This is because the holder of a convertible debt security will have recourse only to the issuer.  A convertible debt security may be subject to redemption by the issuer, but only after a specified date and under circumstances established at the time the security is issued.  The Advisor uses the same criteria to rate a convertible debt security as it uses to rate a more conventional debt security.

A warrant allows the holder to purchase a security at a fixed price during a preset time period.  The value of a warrant will increase, if the market value of a particular security increases after the warrant is purchased.  If the market value of the security decreases after the warrant is purchased or if the term of the warrant expires before it is exercised, the holder of the warrant will incur a loss.  Warrants do not provide the holder the right to receive dividends or the right to vote.

Large-Cap Companies.  The Fund may be exposed to the benefits and risks of investing in the securities of larger companies.  Large-cap companies may be more stable than newer, smaller companies, and securities of larger companies tend to be regularly traded.  Large-cap companies, however, may be unable to respond quickly to new competitive challenges.  Large-cap companies are also sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap Companies.  The Fund may be exposed to the benefits and risks of investing in the securities of mid-cap companies.  Mid-cap companies may have more potential for growth than larger companies, but mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of larger, more established companies.  Mid-cap company securities also may be bought and sold less often and in smaller amounts than larger company securities.  If the Fund wants to sell a large quantity of a mid-cap company’s securities, it may have to sell at a lower price or sell in smaller than desired quantities over a period of time.

Small-Cap Companies.  The Fund may be exposed to the benefits and risks of investing in the securities of small-cap companies.  Smaller, less seasoned companies may have more potential for greater and rapid growth, but investing in small-cap companies may also involve greater risk than investing in larger companies.  Small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of larger, more established companies.  Small-cap company stocks also tend to be bought and sold less often and in smaller amounts than larger company stocks.  If the Fund wants to sell a large quantity of a small-cap company’s securities, it may have to sell at a lower price or sell in smaller than desired quantities over a period of time.

Micro-Cap Companies.  The Fund may be exposed to the benefits and risks of investing in the securities of micro-cap companies.  Small, less seasoned companies have more potential for rapid growth.  They also often involve greater risk than larger companies.  Micro-cap companies will likely not have the management experience, financial resources, product diversification and competitive strengths of larger companies, and will be more vulnerable to adverse business or economic developments in the market as a whole.  In addition, many of these companies may face difficulties in obtaining the capital necessary to continue in operation and may go into bankruptcy, which could result in a complete loss of the investment in the company.  The securities of micro-cap companies, therefore, tend to be more volatile than the securities of larger, more established companies.  Micro-cap company stocks also will be bought and sold less often and in smaller amounts than other stocks, making them less liquid than other securities.  If the Fund wants to sell a large quantity of a micro-cap company’s stock, it may have to sell at a lower price than the portfolio manager might prefer, or it may have to sell in smaller than desired quantities over a period of time.

International Investing.  Investing in foreign securities, including securities of foreign corporations, governments and depositary receipts, including ADRs, EDRs and GDRs, generally involve more risks than investing in U.S. securities.  These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.  Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks.

In addition to developed markets, the Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.  Under normal circumstances, the Fund does not expect its investments in emerging markets to exceed 30% of its net assets.

Foreign securities may be less liquid than many U.S. securities.  This means the Fund may at times be unable to sell foreign securities at favorable prices.  Government supervision of foreign stock exchanges, currency markets, trading systems and brokers may be less than in the U.S.  Additionally, brokerage commissions and other fees are generally higher for securities traded on foreign markets.  Procedures and regulations governing transactions and custody of foreign securities also may involve delays in payment, delivery or recovery of money or investments.  Furthermore, foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting requirements as U.S. companies.  There may be less information publicly available about foreign companies than about U.S. companies.

The U.S. dollar market value of the Fund’s investments and of dividends and interest earned may be significantly affected by changes in currency exchange rates.  The value of the Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar.  Some currency prices may be volatile, and there is the possibility of government controls on currency exchange or government intervention in currency markets, which could adversely affect the Fund.  Foreign investments, which are not U.S. dollar-denominated, may require the Fund to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars.  Normally, exchange transactions will be conducted on a spot, cash or forward basis at the prevailing rate in the foreign exchange market.  The Advisor does not intend to hedge the Fund's exposure to fluctuations in foreign currency exchange rates.

Illiquid Securities.  The Fund may invest in illiquid securities, but these investments will not exceed more than 15% of the Fund’s net assets.  The Fund considers a security to be illiquid if it cannot, due to restrictions on trading or lack of trading and not market action, be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the security.  Foreign securities that are traded publicly in the United States or on a foreign securities exchange or in a foreign securities market are not considered by the Fund to be illiquid securities if: (a) the Fund reasonably believes it can dispose of the securities for cash in the U.S. or foreign market, or (b) current market quotations are readily available.  Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and higher brokerage charges or dealer discounts, which may result in a loss to the Fund.

NON-PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND RISKS.

Temporary Defensive Position. The Fund generally holds some cash, short-term debt obligations, government securities, money market instruments or high quality investments for reserves to cover redemptions and unanticipated expenses.  There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary defensive purposes.  During those times, the Fund will not be able to pursue its primary investment objective, and, instead, will focus on preserving its assets.  Also, a temporary defensive strategy still has the potential to lose money.

Cash Management.  The Fund generally will have a portion of its assets invested in cash or cash equivalent high-quality, short-term debt obligations for a variety of reasons, including to pay unanticipated expenses or to maintain liquidity to satisfy redemption requests from shareholders or while the portfolio managers look for suitable investment opportunities.  Such high-quality, short-term obligations may include money market securities and money market mutual funds.  Temporary defensive investments also generally may include (1) unaffiliated or affiliated money market funds and investment companies (to the extent allowed by the 1940 Act or exemptions granted thereunder and the Fund’s investment policies and restrictions); (2) bank time deposits denominated in the currency of any major nation with less than seven days remaining to maturity; (3) bankers' acceptances; (4) certificates of deposits; (5) debt securities of foreign companies; (6) floating rate securities (if money market fund eligible); (7) repurchase agreements with banks and broker-dealers; (8) commercial paper rated A-1 by S&P or Prime-1 by Moody's or, if unrated, issued by a company which, at the date of investment, had an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's; (9) U.S. government securities maturing in 13 months or less; and (10) a variety of other high quality short-term investments.

The securities used for cash management can decrease in value.  The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer.  During periods of declining interest rates, the value of debt securities generally increases.  Conversely, during periods of rising interest rates, the value of these securities generally declines.

U.S. Government Obligations.  The Fund may invest in various types of U.S. Government obligations.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury.  Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself.  In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned.  There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

Other Investment Companies.  The Fund may invest in shares of other investment companies, including money market mutual funds, other mutual funds or Exchange-Traded Funds (“ETFs”).  The Fund’s investments in other investment companies may be in furtherance of its investment objective of long term growth of capital; or may be a part of its cash management strategy through the use of money market mutual funds for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act and the rules and regulations thereunder.  In general, Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company are owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 ½ %.

If the Fund invests in investment companies pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.  In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses of each other investment company in which it invests.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

In addition, the Fund may also take advantage of certain rules and regulations promulgated under the 1940 Act that may allow it to invest in certain types of funds (i.e., money market funds) in excess of the Section 12(d)(1) limits, provided that such investment would be consistent with the Fund’s investment objective, policies and restrictions.  The Fund, however, does not currently intend to take advantage of such rules and regulations.

The Fund’s investment in other investment companies may consist of shares of ETFs.  ETFs are derivative securities whose value tracks a well-known securities index or basket of securities.  The Fund’s investments in ETFs are subject to its limitations on investments in other investment companies.  The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit.  The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

Repurchase Agreements.  In connection with its cash management activities, the Fund may invest in repurchase agreements to earn income on this portion of its assets.  When the Fund enters into a repurchase agreement, it purchases securities from a bank, broker or dealer which simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement.  As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement.  The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery.  Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund.  Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily.  The bank or broker-dealer must transfer to the Fund's custodian securities with an initial market value of at least 102% of the dollar amount invested by the Fund in each repurchase agreement. The market value of the collateral will be monitored and adjusted, as necessary, on an on-going basis to ensure that the collateral is at least equal to 100% of the repurchase price. Investments in repurchase agreements that do not mature in seven days may be considered illiquid securities.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker-dealer, including possible delays or restrictions upon the Fund's ability to sell the underlying securities.  The Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker-dealers that the manager has determined present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.

FUNDAMENTAL INVESTMENT RESTRICTIONS.
The Board of the Trust has adopted the following investment restrictions as fundamental policies for the Fund as stated below.  These investment restrictions cannot be changed without the approval of a majority of the outstanding voting securities of the Fund, which means, under the 1940 Act, the vote of (1) more than 50% of the outstanding voting securities of the Fund or (2) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy at the meeting, whichever is less.  Many of these investment restrictions recite the current legal or regulatory requirements.  When the legal or regulatory requirements change, the Fund’s applicable investment restrictions may also be modified to reflect the new legal or regulatory requirements without seeking shareholder approval, so long as any such modification is consistent with the Fund’s investment objective, strategies and policies.

The Fund will not:

(1)
Purchase or sell real estate (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or from investing in securities that are secured by real estate or interests therein), or commodities (unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions in securities secured by physical commodities, futures contracts or options thereon);

(2)
Underwrite the securities of other issuers (except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act);

(3)
Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker dealers or institutional investors

(4)	Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit; or

(5)
Make investments that result in the concentration (as that term is defined by the 1940 Act, any rule or order thereunder or SEC staff interpretation thereof) of its net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities or securities of other investment companies).

(6)	Change its classification from diversified as defined under the 1940 Act to non-diversified.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS.
In addition to the objective, strategies and policies described in the Prospectus and this SAI and the fundamental investment restrictions described above, the Fund is subject to the following investment restrictions as non-fundamental policies for the Fund.  The Board may change these non-fundamental investment restrictions without shareholder approval.

The Fund will not:

(1)
Invest more than 15% of its net assets in illiquid securities. The Fund considers a security to be illiquid if it cannot, due to restrictions on trading or lack of trading and not market action, be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the security; or

(2)	Invest in any issuer for purposes of exercising control or management.

In applying the Fund’s fundamental policy concerning industry concentration described above, it is a matter of non-fundamental policy that investments in certain broader categories of companies will not be considered to be investments in the same industry, for example: technology companies will be divided according to their products and services so that hardware, software, information services and outsourcing, and telecommunications will each be considered separate industries; financial service companies will be classified according to the end users of their services so that automobile finance, bank finance and diversified finance will each be considered separate industries; asset-backed securities will be classified according to the underlying assets securing such securities; and utility companies will be divided according to their services so that gas, gas transmission, electric and telephone will each be considered separate industries. The SEC staff has taken the position that a mutual fund concentrates its investments in a particular industry if 25% of more its total assets are invested in issuers within the same industry or group of related industries.

PORTFOLIO TURNOVER.
Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.  The Fund’s portfolio manager estimates that the portfolio turnover rate of the Fund will generally be below 50% over the long-term.

FUND SECURITIES TRANSACTIONS

The Fund’s portfolio manager makes the decisions about buying and selling securities for the Fund.  The portfolio manager selects brokers and dealers to execute securities transactions, allocate portfolio brokerage and principal business and negotiate commissions and prices for securities.  In instances where securities are purchased on a commission basis, the Fund’s portfolio manager seeks best execution of transactions at competitive and reasonable commission rates based on all circumstances related to the trade.

The levels of brokerage commissions generated by the Fund are directly related to the number and the size of the buy and sell transactions into which the Fund enters.  The frequency and size of these transactions are affected by various factors such as cash flows into and out of the Fund, the Fund’s portfolio manager’s interpretation of the market or economic environment, etc.

The Fund believes it is in its best interest to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker dealers who will provide quality executions at competitive rates.  Broker dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Fund, when acting on its behalf, as well as for any research or other services provided to the Fund.  The Fund may execute a substantial portion of the portfolio transactions through brokerage firms that are members of the New York Stock Exchange (“NYSE”) or through other major securities exchanges.  When buying securities in the over-the-counter market, the Fund will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere.  The Fund will not normally pay a higher commission rate to broker dealers providing benefits or services to it than it would pay to broker dealers who did not provide such benefits or services.  However, the Fund reserves the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities.  Allocation is reviewed regularly by both the Fund’s Board and the Fund’s portfolio manager.

Although the Fund may place portfolio orders with qualified broker dealers who recommend the Fund to their clients, or who act as agent in the purchase of the Fund’s shares for their clients, the Fund does not consider the sale of Fund shares as a factor when selecting broker-dealers to effect portfolio transactions.

Research services furnished by broker dealers may be useful to the Fund’s portfolio manager in serving other clients, as well as the other Buffalo Funds.

When the Advisor, in its fiduciary capacity, believes it to be in the best interest of the Fund’s shareholders, the Fund may join with the Advisor’s other clients in acquiring or disposing of a security. Securities acquired or proceeds obtained will be prudently and fairly distributed among the Fund and the Advisor’s other clients participating in such a transaction, based on their appropriateness and relative risk tolerance. In some instances, this investment procedure may affect the price paid or received by the Fund or the size of the position obtained by the Fund.

Additional Payments to Dealers and Financial Intermediaries.  The Advisor, out of its own resources and not out of Fund assets (i.e., without additional cost to the Fund or its shareholders), may provide additional cash payments or non-cash compensation to some, but not all, brokers and other financial intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to any service fees and other fees paid by the Fund to such brokers and other financial intermediaries.  These arrangements are sometimes referred to as “revenue sharing” arrangements.  Revenue sharing arrangements are not financed by the Fund, and thus, do not result in increased Fund expenses.  They are not reflected in the fees and expenses listed in the fees and expenses sections of the Fund’s prospectus.

Such additional cash payments may be made to brokers, dealers and other financial intermediaries that provide services to the Fund and/or investors in the Fund, including (without limitation) shareholder servicing, and marketing support.  These payments may take a variety of forms, including (without limitation) compensation for sales, “trail” fees for shareholder servicing and maintenance of investor accounts, finder’s fees and the dollar amount of shares sold.  The level of payments made to a qualifying financial intermediary in any given year will vary.  Revenue sharing payments may be structured: (i) as a percentage of net sales; (ii) as a percentage of net assets; and/or (iii) as a fixed dollar-amount.

These payments may provide an additional incentive to financial intermediaries to actively promote the Fund.  Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive to recommend a particular fund.  Your financial intermediary may charge you additional fees and commissions.  You should consult your dealer or financial intermediary for more details about any such payment it receives.

Although a financial intermediary that sells Fund shares may also act as a broker or dealer in connection with the Fund’s purchase or sale of portfolio securities, the Fund’s portfolio manager does not consider a financial intermediary’s sale of shares of the Fund as a factor when choosing brokers or dealers to effect portfolio transactions for the Fund.

PURCHASING AND SELLING SHARES

PURCHASES.

Neither the Fund nor the entities that provide services to it (the “Fund Complex”) will be responsible for the consequences of delays, including delays in foreign or domestic banking or Federal Reserve wire systems.  The Fund cannot process transaction requests that are not completed properly.  If you use the services of a broker to purchase or redeem shares of the Fund, that broker may charge you a fee.  Shares of the Fund may be purchased directly from the Fund without these fees.  Each order accepted will be fully invested in whole and fractional shares of the Fund, unless the purchase of a certain number of whole shares is specified, at the net asset value (“NAV”) per share next effective after the order is accepted by the Fund.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in the account for the current year.  This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share and the aggregate shares owned.  A transcript of all activity in the account during the previous year will be furnished each January.  By retaining each annual summary and the last year-to-date statement, a customer will have a complete detailed history of the account that also provides necessary tax information.  Annual statements are available from U.S. Bancorp Fund Services, LLC (“US Bancorp”) at its cost, subject to a minimum charge of $5 per account, per year requested.

The shares you purchase are held by the Fund in book form, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate.  The Fund will not issue share certificates.

The Fund Complex reserves the right in its sole discretion to withdraw all or any part of the offering made by the Prospectus or to reject purchase orders when, in the judgment of Fund management, such withdrawal or rejection is in the best interest of the Fund and its shareholders.

The Fund Complex reserves the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has agreed to indemnify the Fund against losses resulting from the failure of investors to make payment.  If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Fund arising out of such cancellation.  To recover any such loss, the Fund Complex reserves the right to redeem shares owned/held by any purchaser whose order is canceled.  A $25 return item charge, which will be paid from the redemption of additional shares, will also be incurred by the purchaser.  The purchaser may also be prohibited from, or restricted in, placing further orders.

SALES (REDEMPTIONS).

The Fund Complex will not be responsible for the consequences of delays that are out of its immediate control, including delays in foreign or domestic banking or Federal Reserve wire systems.  The Fund cannot process transaction requests that are not completed properly.

The Fund Complex may suspend the right of redemption or postpone the date of payment beyond the normal three-day redemption period under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the NYSE or other major securities exchanges are closed, other than customary weekend and holiday closing, or (b) during which trading on the NYSE or other major securities exchanges are restricted; (2) for any period during which an emergency exists as a result of which (a) disposal of the Fund’s securities is not reasonably practical, or (b) it is not reasonably practical for the Fund to determine the fair value of its net assets; (3) under certain circumstances where certain shareholders are attempting to “time the market” (see “Market Timers” below”) by purchasing and redeeming shares of the Fund on a regular basis; or (4) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Fund’s shareholders.

Redemption Fee - If shares of the Fund are sold or exchanged within 60 days of their purchase a redemption fee of 2.00% of the value of the shares sold or exchanged will be assessed.  The Fund will employ the “first in, first out” method to calculate the 60-day holding period.

The redemption fee does not apply to:

(1) shares purchased through reinvested distributions (dividends and capital gains);

(2) shares held through 401(k) or other employer-sponsored retirement plans (however, the redemption fee does apply to non-mandatory withdrawals from individual retirement accounts (IRAs) and 403(b) custodial accounts);

(3) shares sold or exchanged under systematic redemptions or exchanges;

(4) shares sold following the death or disability of a shareholder (the disability, determination of disability and subsequent sale must have occurred during the period the fee applied);

(5) shares sold in connection with mandatory withdrawals from traditional IRAs after age 70½ and other required distributions from retirement accounts; and

(6) shares redeemed through an approved fee-based program involving asset allocation or rebalancing at the firm level of a dealer.

With respect to shares sold or exchanged following the death or disability of a shareholder or mandatory retirement plan distributions, you must inform the Fund or your intermediary that the fee does not apply.  You may be required to show evidence that you qualify for the exception.

The redemption fee is retained by the Fund to help pay transaction and tax costs that long-term investors may bear when the Fund incurs brokerage or other transaction expenses and/or realizes capital gains as a result of selling securities to meet investor redemptions.

Fund shareholders are subject to this 2.00% short-term trading redemption fee whether they are direct shareholders or invest indirectly through a financial intermediary such as a broker-dealer, a bank or an investment advisor.  Currently, the Fund is limited in its ability to ensure that the redemption fee is imposed by certain financial intermediaries on behalf of its customers in which case the Fund will not receive the redemption fees.  For example, if Fund shares are redeemed by certain financial intermediaries at the direction of its customer(s), the Fund may not know whether a redemption fee is applicable or the identity of the customer(s) who should pay the redemption fee.

The Fund reserves the right to waive the redemption fee because of a bona fide and unanticipated financial emergency or other similar situation where such waiver is consistent with the best interests of the Fund and to the extent permitted or required by applicable law.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund’s net asset value during any 90-day period for any one shareholder.  Should redemptions by any shareholder exceed such limitation, the Fund may redeem the excess in kind.  If shares are redeemed in kind, the redeeming shareholder will incur expenses converting the securities into cash and would bear any market risk until such securities are converted into cash.

MARKET TIMERS.

The Fund’s Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  These policies are summarized below and are implemented in part, through the Fund’s redemption fee which is described in the Prospectus.

Frequent purchases and redemptions of the Fund’s shares may present certain risks for the Fund and its shareholders. These risks may include, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund’s portfolio and increased brokerage and administrative costs.  The Fund may have difficulty implementing long-term investment strategies if it is unable to anticipate what portion of its assets it should retain in cash to provide liquidity to its shareholders.

The Fund does not allow market timers.  The Fund may refuse to sell shares to market timers and will take actions necessary to stop market timing activity, including closing any account to new purchases believed to be held by or for a market timer.  You will be considered a market timer if you (i) have requested a redemption or exchange of Fund shares within 90 days of an earlier purchase or exchange request, (ii) make investments of large amounts followed by a redemption or exchange request shortly after the purchase or (iii) otherwise seem to follow a timing pattern.  Shares under common ownership or control are combined for these purposes.

ANTI-MONEY LAUNDERING PROGRAM.

The Fund is required to comply with various federal anti-money laundering laws and regulations.  Consequently, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.  In addition, pursuant to the Fund’s Customer Identification Program, the Fund’s Transfer Agent will complete a thorough review of all new opening account applications and will not transact business with any person or entity whose identity cannot be adequately verified.

NET ASSET VALUE.

The NAV and offering price of shares of the Fund will be determined once daily as of the close of public trading on the NYSE (4:00 p.m., Eastern time) on each day that the NYSE is open for trading.  The Fund does not expect to determine the NAV of its shares on any day when the NYSE is not open for trading, days on which changes in the value of portfolio securities will not materially affect the Fund’s NAV, days during which the Fund receives no purchase or redemption orders, customary holidays and days when the national securities exchanges are not open for unrestricted trading.  The Fund does not compute its NAV on days when the NYSE is closed or on the following customary holidays:

Christmas	December 25
New Year’s Day	January 1
Martin Luther King Jr. Day	Third Monday in January
Presidents’ Day	Third Monday in February
Good Friday	Friday before Easter
Memorial Day	Last Monday in May
Independence Day	July 4
Labor Day	First Monday in September
Thanksgiving Day	Fourth Thursday in November

In valuing the Fund’s assets for calculating the NAV, readily marketable portfolio securities listed on a national securities exchange (including ADRs) are valued at the last sale price on the business day as of which such value is being determined.  Fund securities listed on the Nasdaq Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day.  Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price.

If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Fund shall determine in good faith to reflect the security’s fair value.  Debt securities with remaining maturities of 60 days or less are normally valued at amortized cost, unless the Board of Trustees determine that amortized cost does not represent fair value.  Cash and receivables will be valued at their face amounts.  Interest will be recorded as accrued, and dividends will be recorded on their ex-dividend date.  All other assets of the Fund are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

The Fund has adopted fair valuation procedures for use in appropriate circumstances.  If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security shall be fair valued.  The Board of Trustees has delegated to the Advisor the authority to provide fair value determinations in any situation that would impact the Fund’s NAV by less than a penny per share.  If the proposed valuations would impact the Fund’s NAV by more than a penny per share, then the Valuation Committee of the Board meets to determine an appropriate price.  In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.  Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale.

Valuation of Foreign Securities

Under normal market conditions the Fund determines the value of a foreign security as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the NYSE, if earlier.  The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern time) on the day that the value of the foreign security is determined.  If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices.  Occasionally events (such as repatriation limits or restrictions) may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value.  If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees.

Trading in securities on foreign securities stock exchanges and over-the-counter markets, such as those in Europe and Asia, may be completed well before the close of business on the NYSE on each day that the NYSE is open.  Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign portfolio security held by the Fund.  As a result, the Fund may be susceptible to what is referred to as “time zone arbitrage.”  Certain investors in the Fund may seek to take advantage of discrepancies in the value of the Fund’s portfolio securities as determined by the foreign market at its close and the latest indications of value attributable to the portfolio securities at the time the Fund’s NAV is computed.  This type of trading may dilute the value of the Fund’s shares if such discrepancies in security values actually exist.  To attempt to minimize the possibilities for time zone arbitrage, and in accordance with procedures established and approved by the Board of Trustees, the Fund’s portfolio manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of depositary receipts, futures contracts and exchange traded funds).

These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that might call into question the availability (including the reliability) of the values of foreign securities between the times at which they are determined and the close of the NYSE.  If such an event occurs, the foreign securities may be valued using fair value procedures established and approved by the Board of Trustees.  In certain circumstances these procedures include the use of independent pricing services.  The intended effect of applying fair value pricing is to compute a NAV that accurately reflects the value of the Fund’s portfolio at the time that the NAV is calculated, to discourage potential arbitrage market timing in Fund shares, to mitigate the dilutive impact of such attempted arbitrage market timing and to be fair to purchasing, redeeming and existing shareholders.  However, the application of fair value pricing procedures may, on occasion, worsen rather than mitigate the potential dilutive impact of shareholder trading.

In addition, trading in foreign portfolio securities generally, or in securities markets in a particular country or countries, may not take place on every NYSE business day.  Furthermore, trading takes place in various foreign markets on days that are not business days for the NYSE, and on which the Fund’s NAV is not calculated.  Thus, the calculation of the Fund’s NAV does not take place contemporaneously with the determination of the prices of many of the foreign portfolio securities used in the calculation.  If events affecting the last determined values of these foreign securities occur (determined through the monitoring process described above), the securities will be valued at fair value determined in good faith in accordance with the Fund’s fair value procedures established and approved by the Board of Trustees.

The net asset value per share of the Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net assets are divided by the number of shares of the Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

Net Assets	=	Net Asset Value per share
Shares Outstanding

ADDITIONAL PURCHASE AND REDEMPTION POLICIES.

The Fund reserves the right to:

(1)	Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders that invest through any of the Fund’s special investment programs;

(2)
Cancel or change the telephone investment service, the telephone exchange service, Internet service, the automatic monthly investment plan, systematic redemption plan or monthly exchange privilege without prior notice when doing so is in the best interest of the Fund and its shareholders;

(3)	Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days’ written notice to you;

(4)	Begin charging a fee for the telephone service and to cancel or change the service upon 60 days’ written notice to you;

(5)	Begin charging a fee for the systematic redemption plan upon 30 days’ written notice to you;

(6)
Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders; the Fund may waive the signature guarantee requirement if you authorize the telephone redemption method at the same time you submit the initial application to purchase shares; and

(7)
Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if the Fund has other reason to believe that this requirement would be in the best interest of its shareholders.

MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS.
The Fund is governed by a Board of Trustees, who are responsible for protecting the interests of Fund shareholders under the laws of Delaware.  The Trustees (“Trustees”) are experienced business persons, who meet throughout the year to oversee the Fund’s activities, review contractual arrangements with companies that provide services to the Fund and to review performance.  The officers of the Fund are responsible for supervising the Fund’s business operations, but the Fund is managed by the Advisor, subject to the supervision and control of the Trustees.

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
INTERESTED TRUSTEES
Kent W. Gasaway[1] (47) 5420 West 61st Place Shawnee Mission, KS 66205	Trustee	Indefinite term and served since inception.	Senior Vice President/Portfolio Manager, Kornitzer Capital Management, Inc. (management company).	Ten	None
	President and Treasurer	One year term and served since May 2003.
Joseph C. Neuberger[1] (45) 615 E. Michigan Street, Milwaukee, WI 53202	Trustee	Indefinite term and served since May 2003.	Senior Vice President, U.S. Bancorp Fund Services, LLC (1994 - present)	Ten	Trustee, MUTUALS.com (an open-end investment company with two portfolios); Trustee, Trust for Professional Managers (an open-end investment company with eleven portfolios)
	Chairman	One year term and served since May 2003.

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
NON-INTERESTED TRUSTEES
Thomas S. Case (65) 515 Piney Creek Road Reno, NV 89511	Trustee	Indefinite term and served since inception.	Retired	Ten	None
Gene M. Betts (54) Embarq Corp. 5454 W. 110th Street Overland Park, KS 66211	Trustee	Indefinite term and served since February 2001.	Chief Financial Officer, Embarq Corp. (telecommunications company) August 2005-present; Senior Vice President and Treasurer, Sprint Corp. (telecommunications company) 1990-2005.	Ten	Director, Garmin Ltd (a global positioning equipment company)
J. Gary Gradinger (63) Golden Star Inc. 400 East 10th Avenue North Kansas City, MO 64116	Trustee	Indefinite term and served since February 2001.	Chairman, President and Chief Executive Officer, Golden Star Inc. (manufacturer of textile cleaning products)	Ten	Director, MGP Ingredients, Inc.
Philip J. Kennedy (61) Department of Business Administration Penn State Shenango 147 Shenango Avenue Sharon, PA 16146	Trustee	Indefinite term and served since May 1995.
Internship Coordinator and Instructor in the Department of Business Administration, Penn State Shenango; Associate Professor and Chair of Accounting, Business Administration and Entrepreneurship, Benedictine College; formerly Associate Professor, Slippery Rock University; Director, Great Plains Trust Company.

				Ten	None
OFFICERS

Rachel A. Spearo (28) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	One year term and served since February 2006.	Counsel, U.S. Bancorp Fund Services, LLC since September 2004.	N/A	N/A

NAME, AGE AND ADDRESS	POSITION(S) HELD WITH FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Barry Koster (46) 5420 West 61st Place Shawnee Mission, KS 66205	Chief Compliance Officer/Anti-Money Laundering Officer	Indefinite term and served since October 2004
Chief Compliance Officer since October 2004 and Chief Financial Officer since May 2002, Kornitzer Capital Management, Inc. (management company); Senior Manager from 2001-2002, Mock & Dakan P.C.; Senior Manager from 1990-2001, KPMG LLP.

			N/A	N/A
1Each of these Trustees may be deemed to be an “interested person” of the Fund as that term is defined in the 1940 Act, as amended.  Messrs. Neuberger and Gasaway are interested Trustees due to their employment by U.S. Bancorp Fund Services, LLC and Kornitzer Capital Management, Inc., respectively.  U.S. Bancorp Fund Services, LLC is the Fund’s Registered Transfer Agent and an affiliate of the Fund’s underwriter.  Kornitzer Capital Management, Inc. is the Fund’s Advisor.

The Trustees do not own shares of the Fund as of the date of this SAI.  The following table shows the aggregate dollar amount of equity securities in the funds comprising the entire Buffalo Funds Complex owned by the Trustees as of the calendar year ended December 31, 2006:

NAME OF TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
Interested Trustees
Joseph C. Neuberger	None	None
Kent W. Gasaway	None	Above $100,000
Non-Interested Trustees
Thomas S. Case	None	$10,001-$50,000
Gene M. Betts	None	Above $100,000
J. Gary Gradinger	None	Above $100,000
Philip J. Kennedy	None	Above $100,000

AUDIT COMMITTEE.
The Fund has an Audit Committee, which assists the Fund’s Board in fulfilling its duties relating to the Fund’s accounting and financial reporting practices, and also serves as a direct line of communication between the Board and the independent registered public accounting firm.  The Audit Committee is comprised of Messrs. Case, Betts, Gradinger and Kennedy, the Fund’s Non-Interested Trustees.  The specific functions of the Audit Committee include recommending the engagement or retention of the independent registered public accounting firm, reviewing with the independent registered public accounting firm the plan and results of the auditing engagement, approving professional services provided by the independent registered public accounting firm prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent registered public accounting firm, reviewing the scope and results of the Fund’s procedures for internal auditing and reviewing the Fund’s system of internal accounting controls.  As the Fund is new, the Audit Committee did not have a reason to meet with respect to the Fund.

NOMINATING COMMITTEE.
The Fund also has a Nominating Committee, which has the responsibility, among other things, to: (i) make recommendations and to consider shareholder recommendations for nominations for Board members; (ii) periodically review and approve Director compensation; and (iii) make recommendations to the full Board for nominations for membership on all committees, review all committee assignments annually and periodically review the responsibilities and need for all committees of the Board.  The Nominating Committee is comprised of Messrs. Case, Betts, Gradinger and Kennedy, the Fund’s Non-Interested Trustees.  As the Fund is new, the Nominating Committee did not have reason to meet with respect to the Fund.

According to the Nominating Committee Charter approved by the Board, the Nominating Committee will consider and review shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are properly submitted to the Committee or the registrant.  In order to recommend a nominee, a “qualifying shareholder” (as defined below) should provide a written notice to the Nominating Committee containing the following information: (a) the name and address of the qualifying shareholder making the recommendation; (b) the number of shares of each class and series, if any, of shares of the registrant which are owned of record and beneficially by such qualifying shareholder and the length of time that such shares have been so owned by the qualifying shareholder; (c) a description of all arrangements and understandings between such qualifying shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (d) the name, age, date of birth, business address and residence address of the person or persons being recommended; (e) such other information regarding each person recommended by such qualifying shareholder as would be required to be included in a proxy statement filed pursuant to the proxy rules of the Securities and Exchange Commission had the nominee been nominated by the board; (f) whether the shareholder making the recommendation believes the person recommended would or would not be an “interested person” of the registrant, as defined in Section 2(a)(19) of the 1940 Act; and (g) the written consent of each person recommended to serve as a trustee of the registrant if so nominated and elected/appointed.  The notice should be sent to the chairperson of the Nominating Committee, Mr. J. Gary Gradinger, care of the Secretary of the registrant at 5420 W. 61st Place Shawnee Mission, KS 66205, and the envelope containing the notice should indicate “Nominating Committee.”

A “qualifying shareholder” who is eligible to recommend a nominee to the Nominating Committee is a (i) shareholder that beneficially owns more than 5% of a fund’s outstanding shares for at least 12 months prior to submitting the recommendation to the Nominating Committee, or (ii) a group of shareholders that beneficially own, in the aggregate, more than 5% of a fund’s shares for at least 12 months prior to submitting the recommendation to the Nominating Committee and (iii) provides a written notice to the Nominating Committee containing the information above.

It is the intention of the Nominating Committee that the recommending shareholder demonstrate a significant and long-term commitment to the registrant and its other shareholders and that his or her objectives in submitting a recommendation is consistent with the best interests of the registrant and all of its shareholders.

In the event the Nominating Committee receives a recommendation from a qualifying shareholder (i) during a time when no vacancy exists or is expected to exist in the near term or (ii) within 60 days of the date of the meeting of the Board at which the Board acts to fill a vacancy or call a meeting of shareholders for the purpose of filling such vacancy, and, in each case, the recommendation otherwise contains all the information required, the Nominating Committee will retain such recommendation in its files until a vacancy exists or is expected to exist in the near term and the Nominating Committee commences its efforts to fill such vacancy.

COMPENSATION.
The Fund does not directly compensate any Trustee or Fund officer for their normal duties and services.  Mr. Gasaway and Mr. Neuberger, who are interested Trustees due to their employment with the Fund’s Advisor and U.S. Bancorp Fund Services, LLC, respectively, are compensated by those organizations and not by the Fund.  U.S. Bancorp Fund Services, LLC pays the Trustee fees (acting as paying agent for the Advisor).  U.S. Bancorp Fund Services, LLC is an affiliate of the Fund’s underwriter.

Each Non-Interested Trustee receives an annual retainer of $12,000 for each fiscal year (April 1 to March 31), plus $200 per Fund for the Fund Board meeting attended and $100 per Fund for telephone attendance.  The Fund’s Board generally meets four times each year.  The following table shows the amount of fees paid by U.S. Bancorp Fund Services, LLC to each Non-Interested Trustee for the fiscal year ended March 31, 2007:

Name of Person, Position	Fees Paid on Behalf of All Buffalo Fund Complex (1)
Thomas S. Case, Trustee	$12,800
Gene M. Betts, Trustee	$12,800
J. Gary Gradinger, Trustee	$12,800
Philip J. Kennedy, Trustee	$12,800
1As the Fund is new, these figures represent the annual aggregate compensation by the Fund Complex for the fiscal year ended March 31, 2007.  The Fund Complex is currently comprised of six separate investment companies (ten funds total) with each company’s Board comprised of the same Trustees.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES.
The Fund discloses a complete list of its portfolio holdings four times in each fiscal year, as of the end of each fiscal quarter.  The Fund files the lists with the SEC on Form N-CSR (second and fourth quarters) and includes the lists in the related Annual and Semi-Annual shareholder reports and in Form N-Q (first and third quarters), and the Semi-Annual and Annual Reports to Shareholders are mailed to all shareholders of record.  Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s web site at www.sec.gov.  Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information regarding the operations of the Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

The Fund’s Board has approved ongoing arrangements with service providers, whereby portfolio holdings information is made available to such service providers.  These service providers are U.S. Bancorp Fund Services, LLC, the fund administrator, fund accountant and transfer agent; U.S. Bank, NA, the fund custodian; Ernst & Young, LLP, the independent registered public accounting firm; and Stradley Ronon Stevens & Young, LLP, outside legal counsel.  The Fund may also disclose holdings information to financial printers or proxy voting services.  These service providers are subject to duties of confidentiality, including a duty not to trade on non-public information, imposed by law and/or contract.  The Fund may also disclose such information to state and federal regulators and government agencies, or as otherwise required by law or judicial process.  No party receives compensation for disclosing holdings information and any disclosure must be authorized under the disclosure policy adopted by the Fund’s Board.

Additionally, the Fund may provide information regarding its portfolio holdings to shareholders, firms and institutions before their public disclosure is required or authorized as discussed above, provided that: (i) the recipient makes a specific request to the Fund for the information and the Chief Compliance Officer of the Fund determines that the Fund has a legitimate business purpose for disclosing the non-public portfolio holdings information to the recipient; and (ii) the recipient signs a written confidentiality agreement that provides that the non-public portfolio holdings information will be kept confidential, will not be used for trading purposes and will not be disseminated or used for any purpose other than the purpose for which it was approved.  Persons and entities unwilling to execute a confidentiality agreement that is acceptable to the Fund may only receive portfolio holdings information that has otherwise been publicly disclosed.  Non-public portfolio holdings will not be disclosed to members of the media under any circumstance.

Exceptions to, or waivers of, the Fund’s policy on portfolio disclosures may only be made by the Fund’s Chief Compliance Officer and must be disclosed to the Fund’s Board of Trustees at its next regularly scheduled quarterly meeting.  The Board is also responsible for reviewing any potential conflict of interest between the interests of the Fund’s shareholders and a third party with respect to the disclosure of non-public portfolio holdings information prior to its dissemination, and reviews the operation and effectiveness of the Fund’s portfolio disclosure policy on an annual basis.

INVESTMENT ADVISOR AND MANAGER.
Kornitzer Capital Management, Inc. (“KCM”) serves as the Fund’s investment advisor and manager.  KCM is a federally registered investment advisory firm that was founded in 1989.  At June 30, 2007, KCM managed approximately $5.7 billion in assets for mutual funds, corporations, pensions and individuals.

KCM is a closely held corporation controlled by persons who are active in the management of the firm’s business.  John C. Kornitzer is the majority stockholder of the firm and serves as the firm’s President and Chairman of KCM’s Board of Trustees.  Kent W. Gasaway, Robert Male and John C. Kornitzer each own 5% or more of the firm.  Mr. Gasaway is affiliated with the Fund through his membership on the Fund’s Board.

KCM serves as investment advisor and manager of the Fund pursuant to a Management Agreement that requires KCM to provide or obtain and pay the costs of advisory and non-advisory services required to operate the Fund, in exchange for a single unitary management fee.  KCM provides business management and advisory services, and contracts with others to provide other needed services for the Fund.  In this respect, KCM has entered into a Master Services Agreement with U.S. Bancorp Fund Services, LLC in Milwaukee, Wisconsin, pursuant to which US Bancorp provides or obtains various operational services required by the Fund, pays various Fund expenses and acts as paying agent to compensate other Fund service providers.  Some of the other Fund service providers are affiliates of US Bancorp.

As compensation for its services, the Fund pays KCM a fee at the annual rate of one percent (1.00%) of the Fund’s average daily net assets.  KCM pays US Bancorp a fee at the annual rate of 0.30% of the Fund’s average daily net assets out of the fees KCM receives from the Fund.  Both KCM’s and US Bancorp’s fees are computed daily and the Fund pays KCM’s fees monthly.

PRINCIPAL UNDERWRITER.
Quasar Distributors, LLC (the “Distributor”), 615 E. Michigan Street, Milwaukee, Wisconsin 53202, a Delaware limited liability company, is the principal underwriter for the shares of the Fund. Quasar Distributors, LLC is a registered broker-dealer and member of the National Association of Securities Dealers.  The Distributor is an affiliate of US Bancorp.

CODE OF ETHICS.
The Fund, its Advisor and Distributor have each adopted a code of ethics, as required by federal securities laws.  Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by the Fund, subject to certain general restrictions and procedures.  The codes of ethics are on file with the SEC.

CUSTODIAN.
U.S. Bank, National Association, an affiliate of U.S. Bancorp Fund Services, LLC (the “Custodian”), is the custodian of the assets of the Fund pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian charges fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 N. River Center Drive, Suite 302, Milwaukee, WI 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Fund.  U.S. Bank, N.A. and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Fund may invest.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.
The Fund’s financial statements are audited by an independent registered public accounting firm approved by the Trustees each year, and in years in which an annual meeting is held the Trustees may submit their selection of an independent registered public accounting firm to the shareholders for ratification.  Ernst & Young LLP is the Fund’s current independent registered public accounting firm.

ADMINISTRATOR.
KCM has retained U.S. Bancorp, 615 East Michigan Street, Milwaukee, WI 53202, to provide various administrative and accounting services necessary for the operations of the Fund.  Services provided by the Administrator include: facilitating general Fund management; monitoring Fund compliance with federal and state regulations; supervising the maintenance of the Fund’s general ledger, the preparation of the Fund’s financial statements, the determination of the net asset value of the Fund’s assets and the declaration and payment of dividends and other distributions to shareholders; and preparing specified financial, tax and other reports.

TRANSFER AGENT.
KCM has retained U.S. Bancorp, 615 East Michigan Street, Milwaukee, WI 53202, to serve as the Transfer Agent for the Fund.  The Transfer Agent performs shareholder service functions such as maintaining the records of each shareholder’s account, answering shareholders’ inquiries concerning their accounts, processing purchase and redemptions of the Fund’s shares, acting as dividend and distribution disbursing agent and performing other accounting and shareholder service functions.

Certain officers and Trustees of the Buffalo Funds are also officers or Trustees of KCM or US Bancorp as noted in the section entitled “Management of the Fund” above.

PORTFOLIO MANAGER OF THE FUND

William Kornitzer, CFA, Portfolio Manager. Mr. Kornitzer worked for KCM as a research analyst from 1997-2000 and rejoined the firm in 2004 as a co-portfolio manager of the Buffalo Large Cap and Buffalo USA Global Funds.  He was previously an executive director and portfolio manager at USAA Investment Management Company from 2000-2004.  Kornitzer received his M.B.A. from Drexel University and his B.S. in Finance from Virginia Tech.  Mr. Kornitzer has over 15 years of investment experience.

Other Accounts Managed by Portfolio Manager as of March 31, 2007

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
William Kornitzer	4	$195.9 million	3	$63.3 million	0	N/A

Ownership of Securities in the Fund by Portfolio Manager

As of the date of this SAI, the Portfolio Manager did not own any securities in the Fund.

Material Conflicts Arising from Other Accounts Managed by Portfolio Manager

The management of multiple accounts gives rise to potential conflicts of interest if the Fund and accounts have different objectives, benchmarks, time horizons, and fees, as a Portfolio Manager must allocate his or her time and investment ideas across multiple accounts, including the Fund.  A Portfolio Manager may execute transactions for the Fund or account that may adversely impact the value of securities held by another account.  Securities selected for funds or accounts may outperform the securities selected for another account.

As a registered investment adviser, the Advisor and the portfolio manager have a fiduciary duty to place the interests of clients first, before their own interests.  Therefore, conflicts of interest inherent in the management of multiple accounts must be addressed.  When the Portfolio Manager determines based on the client’s investment objectives and restrictions, that an investment is appropriate or suitable for more than one account, the following considerations apply.

Purchases are allocated, absent unusual circumstances, fairly based on the client’s optimal allocation for the security, considering the client’s investment objectives and restrictions as well as the firm’s current market outlook. Determination of a client’s optimal allocation is made considering the client’s investment objectives, as well as any client’s relevant investment restrictions. If an entire order is not filled, the final allocation will be made pro rata among the participating clients, based on the original allocation to such clients, absent unusual circumstances. Investment opportunities in limited amounts are not allocated to the Advisor’s proprietary accounts, employees or affiliated persons.

The Portfolio Manager’s management of its personal accounts may give rise to potential conflicts of interest.  The Buffalo Funds and KCM have adopted its joint code of ethics that they believe contain provisions reasonably necessary to prevent such conflicts.

Compensation of Portfolio Manager

Portfolio Manager compensation primarily consists of a modest fixed base salary and a larger bonus tied to short- and long-term performance, as well as other factors described herein.  The Portfolio Manager’s base salary is determined annually based on individual performance, seniority and contributions to the firm.  Bonuses are determined annually based on individual performance and contributions to the firm, performance of funds and accounts managed and success of the firm overall.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF THE FUND

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the Fund’s outstanding equity securities.  As a result, control persons could have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of the shareholders of the Fund.  Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities.  As of the date of this SAI there were no control persons of the Fund.

MANAGEMENT OWNERSHIP OF THE FUND

As the date of this SAI, the officers and Trustees of Buffalo Funds did not hold any shares of the Fund.

In addition, as of the date of this SAI, neither the Trustees who are not “interested” persons of the Fund, as that term is defined in the 1940 Act, nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor or any affiliate of the Advisor or the Distributor.  Accordingly, as of the date of this SAI, neither the Trustees who are not “interested” persons of the Fund, nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, as of the date of this SAI, neither the Trustees who are not “interested” persons of the Fund nor members of their immediate family have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or their affiliates were parties.

DISTRIBUTIONS AND TAXES

Distributions of Net Investment Income.  The Fund receives income generally in the form of dividends and interest on its investments in portfolio securities.  This income, less expenses incurred in the operation of the Fund, constitutes its net investment income from which dividends may be paid to you.  If you are a taxable investor, any distributions by the Fund from such income (other than qualified dividend income received by individuals) will be taxable to you at ordinary income tax rates, whether you take them in cash or in additional shares. Distributions from qualified dividend income are taxable to individuals at long-term capital gain rates, provided certain holding period requirements are met.  See the discussion below under the heading, “Qualified Dividend Income for Individuals.”

Distributions of Capital Gains.  The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of Capital. If the Fund’s distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported capital gain or lower reported capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investment in Foreign Securities..  The Fund is permitted to invest in foreign securities as described above.  Accordingly, the Fund may be subject to foreign withholding taxes on income from certain foreign securities.  This, in turn, could reduce the Fund’s distributions paid to you.

Pass-through of foreign tax credits by the Fund.  If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, the Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  Your use of foreign dividends, designated by the Fund as qualified dividend income subject to taxation at long-term capital gain rates, may reduce the otherwise available foreign tax credits on your federal income tax return.  Shareholders in these circumstances should talk with their personal tax advisors about their foreign tax credits and the procedures that they should follow to claim these credits on their personal income tax returns.

PFIC securities.  The Fund may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies ("PFICs").  In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Fund intends to mark-to-market these securities and recognize any gains at the end of the Fund’s fiscal and excise (described below) tax years.  Deductions for losses are allowable only to the extent of any current or previously recognized gains.  These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold the securities.  You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends.  These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund.  In addition, if the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders.  Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

Information on the Amount and Tax Character of Distributions.  The Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status of such distributions for federal income tax purposes shortly after the close of each calendar year.  If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income, qualified dividends or capital gains, and in the case of non-U.S. shareholders, the Fund may further designate and distribute as interest-related dividends and short-term capital gain dividends, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.  Taxable distributions declared by the Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company.  The Fund has elected, or intends to elect, to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (“Code”) and intends to so qualify during the current fiscal year.  As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you.  The Board of Trustees reserves the right not to distribute the Fund’s net long-term capital gain or not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.  If net long-term capital gain is retained, the Fund would be taxed on the gain, and shareholders would be notified that they are entitled to a credit or refund for the tax paid by the Fund.  If the Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as qualified dividend income to the extent of such Fund’s earnings and profits.

In order to qualify as a regulated investment company for federal income tax purposes, The Fund must meet certain specific requirements, including:

(i)           The Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund’s total assets, and, with respect to 50% of the Fund’s total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund’s total assets or 10% of the outstanding voting securities of the issuer;

(ii)           The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and

(iii)           The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

Excise Tax Distribution Requirements.  As a regulated investment company, the Fund is required to distribute its income and gains on a calendar year basis, regardless of the Fund’s fiscal year end as follows:

Required distributions.  To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts:  98% of its taxable ordinary income earned during the  calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year.  The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat  them as received in December) but can give no assurances that its distributions  will be sufficient to eliminate all taxes.

Post-October losses.  Because the periods for measuring a regulated investment company’s income are different for excise and income tax purposes special rules are required to protect the amount of earnings and profits needed to support excise tax distributions.  For instance, if a regulated investment company that uses October 31st as the measurement period for paying out capital gain net income realizes a net capital loss after October 31 and before the close of its taxable year, the fund likely would have insufficient earnings and profits for that taxable year to support the dividend treatment of its required distributions for that calendar year.  Accordingly, the Fund is permitted to elect to treat net capital losses realized between November 1 and its fiscal year end of March 31 (‘‘post-October loss”) as occurring on the first day of the following tax year (i.e., April 1).

Sales, Exchanges and Redemption of Fund Shares.  Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, the Internal Revenue Service requires you to report any gain or loss on your redemption.  If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares.

Redemptions at a loss within six months of purchase.  Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Wash sales.  All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. Government Securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA) or FNMA obligations), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Qualified Dividend Income for Individuals. For individual shareholders, a portion of the dividends paid by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates.  This reduced rate generally is available for dividends paid by the Fund out of dividends earned on the Fund’s investment in stocks of domestic corporations and qualified foreign corporations.

Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment.  Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment. When counting the number of days you held your Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return. Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense.  For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates.  If 95% or more of the Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the dividends-received deduction.  The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice mailed to the Fund’s shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation.  Either none or only a nominal portion of the dividends paid by the Fund will be qualified dividend income because the Fund invests primarily in foreign securities.

The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction.  The amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities.  The Fund may invest in complex securities that could be subject to numerous special and complex tax rules.  These rules could accelerate the recognition of income by the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund’s ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax.  These rules could also affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income.  These rules could, therefore, affect the amount, timing or character of the income distributed to you by the Fund.

Backup Withholding.  By law, the Fund must withhold a portion of your taxable dividends and sales proceeds unless you:
•  provide your correct social security or taxpayer identification number,
•  certify that this number is correct,
•  certify that you are not subject to backup withholding, and
•  certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so.  When withholding is required, the amount will be 28% of any dividends or proceeds paid.  The special U.S. tax certification requirements applicable to non-U.S. investors are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors.   Non-U.S. investors (shareholders who, as to the United States, are a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions for dividends designated as capital gain dividends, short-term capital gain dividends and interest-related dividends as described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends & short-term capital gain dividends. In general, capital gain dividends designated by the Fund and paid from either long-term or short-term capital gains (other than gain realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year.

Interest-related dividends.  Interest-related dividends designated by the Fund and paid from qualified net interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  On any payment date, the amount of an income dividend that is designated by the Fund as an interest-related dividend may be more or less than the amount that is so qualified. This is because the designation is based on an estimate of the Fund’s qualified net interest income for its entire fiscal year, which can only be determined with exactness at fiscal year end. As a consequence, the Fund may over withhold a small amount of U.S. tax from a dividend payment. In this case, the non-U.S. investor’s only recourse may be to either forgo recovery of the excess withholding, or to file a United States nonresident income tax return to recover the excess withholding.

Further limitations on tax reporting for interest-related dividends and short-term capital gain dividends for non-U.S. investors; sunset rule.  It may not be practical in every case for the Fund to designate, and the Fund reserves the right in these cases to not designate, small amounts of interest-related or short-term capital gain dividends. Additionally, the Fund’s designation of interest-related or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints. The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by the Fund is effective for dividends paid with respect to taxable years of the Fund beginning after December 31, 2004 and before January 1, 2008 unless such exemptions are extended or made permanent.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; effectively connected income.  Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  If you hold your Fund shares in connection with a U.S. trade or business, your income and gains will be considered effectively connected income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

U.S. estate tax. An individual who, at the time of death, is a Non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount. In addition, a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent's death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such provision is extended or made permanent. Transfers by gift of shares of the Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Non-U.S. shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

U.S tax certification rules.  Special U.S. tax certification requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

This discussion of “Distributions and Taxes” is not intended or written to be used as tax advice and does not purport to deal with all federal tax consequences applicable to all categories of investors, some of which may be subject to special rules.  You should consult your own tax advisor regarding your particular circumstances before making an investment in the Fund.

FINANCIAL STATEMENTS

The audited financial statements of the Fund, when available, will be included in the Annual Report to Shareholders.  Unaudited reports to shareholders will be published at least semi-annually.

PROXY VOTING POLICIES AND PROCEDURES

The Fund delegates all proxy voting decisions regarding the Fund’s securities to the Advisor.  As a result, the Advisor’s proxy voting policies and procedures govern how the Fund’s proxies are voted.

The Advisor’s authority to vote proxies or act with respect to other shareholder actions is established through the delegation of discretionary authority under its investment advisory contract.  The Advisor will vote all proxies and act on all other actions in a timely manner as part of its full discretionary authority over Fund assets in accordance with the Advisor’s Policies and Procedures.  Corporate actions may include, for example and without limitation, tender offers or exchanges, bankruptcy proceedings, and class actions.

When voting proxies or acting with respect to corporate actions for the Fund, the Advisor’s  utmost concern is that all decisions be made solely in the best interest of the Fund.  The Advisor will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

A proxy voting committee makes all proxy decisions and is ultimately responsible for ensuring that all proxies are voted in a timely manner and in a manner consistent with the Advisor’s determination of the Fund’s best interests.

Where a proxy proposal raises a material conflict between the Advisor’s interests and the Fund’s interest, the Advisor will resolve such a conflict in the manner described below:

•
Vote in Accordance with the Guidelines.  To the extent that the Advisor a have little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Advisor shall vote in accordance with such pre-determined voting policy.

•
Obtain Consent of Trustees.  To the extent that the Advisor have discretion to deviate from the Guidelines with respect to the proposal in question, the Advisor will disclose the conflict to the Fund’s Board of Trustees and obtain their consent to the proposed vote prior to voting the securities.  The disclosure to the Board will include sufficient detail regarding the matter to be voted on and the nature of the Advisor’s conflict that the Board would be able to make an informed decision regarding the vote.  If the Board does not respond to such a conflict disclosure request or denies the request, the Advisor will abstain from voting the securities held by that account.

The Advisor will generally vote against any management proposal that is not deemed to be in the shareholders’ best interests.  Proposals in this category would include issues regarding the issuer’s board entrenchment, anti-takeover measures, providing cumulative voting rights and election of Trustees who sit on more than five boards.

Proxies will normally be voted with management on routine proposals that do not change the structure, bylaws or operations of the corporation to the detriment of the shareholders, such as election of auditors, date and place of annual meeting and reasonable Employee Stock Purchase Plans.  Some proxy decisions may be made on a case-by-case basis.

A description of the Fund/Advisor’s proxy voting procedures is available without charge upon request, by calling 1-800-492-8332 and on the Securities and Exchange Commission’s website at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by (1) calling the Fund at 1-800-492-8332 or (2) on the SEC website at http://www.sec.gov.

PART C

OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a) Charter Documents.

(1)	(i)
Agreement and Declaration of Trust for Buffalo Funds dated February 14, 2001 is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on February 21, 2001.

(ii)
Certificate of Trust for Buffalo Funds as filed with the State of Delaware on February 14, 2001 is incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on February 21, 2001.

(iii)	Officer’s Certificate with respect to establishing and designating the Buffalo International Fund – to be filed by amendment.

(b) By-laws.

(1) By-Laws of Buffalo Funds are incorporated herein by reference to Registrant's Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on February 21, 2001.

(c) Instruments Defining the Rights of Security Holders.

(1) Buffalo Funds:

See Article III, "Shares" and Article V "Shareholders' Voting Powers and Meetings" of the Registrant's Agreement and Declaration of Trust. See also, Article II, "Meetings of Shareholders" of the Registrant's By-Laws. The Agreement and Declaration of Trust and the By-Laws of the Buffalo Funds are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on February 21, 2001.

(d) Investment Advisory Contracts.

(1) Management Agreement between Kornitzer Capital Management, Inc. and Buffalo Funds, on behalf of its series, Buffalo International Fund – to be filed by amendment.

1

(e) Distribution Contracts.

(1) Form of Distribution Agreement between Quasar Distributors, LLC., Kornitzer Capital Management, Inc., Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo USA Global Fund, Inc., Buffalo Small Cap Fund, Inc. and Buffalo Funds dated April 25, 2003 is incorporated herein by reference to each of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on July 30, 2003.

(i)	Amended Exhibit A to the Distribution Agreement contemplating the addition of the Buffalo International Fund is to be filed by amendment.

(f) Bonus or Profit Sharing Contracts.

Not Applicable.

(g) Custodian Agreements.

(1) Form of Amended and Restated Custodian Agreement between U.S. Bank, N.A., Kornitzer Capital Management, Inc. and each of the Buffalo Funds Registrants, dated April 25, 2003, is incorporated herein by reference to the Buffalo Funds’ Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on December 15, 2006.

(i)	Amended Exhibit C to the Custodian Agreement contemplating the addition of the Buffalo International Fund is to be filed by amendment.

(h) Other Material Contracts.

(1) Master Services Agreement between Kornitzer Capital Management, investment advisor and manager of the Registrants and U.S. Bancorp Fund Services, LLC dated April 25, 2003 is incorporated herein by reference to the Buffalo Funds’ Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on July 29, 2004.

(i)
Amendment to Master Services Agreement regarding AML services dated as of February 20, 2004 is incorporated herein by reference to the Buffalo Funds' Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on July 29, 2004.

(ii)
Amendment to Master Services Agreement regarding addition of Micro Cap Fund is incorporated herein by reference to the Buffalo Funds' Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on July 29, 2004.

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(iii)	Amendment to Master Services Agreement regarding addition of the Buffalo International Fund – to be filed by amendment.

(i) Legal Opinions.

(1) Opinion and Consent of Counsel for Buffalo Funds – to be filed by amendment.

(j) Other Opinions.

(1) Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(2) Powers of Attorney.

(i)
Power of Attorney for Buffalo Funds is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on May 20, 2005.

(k) Omitted Financial Statements.

Not Applicable.

(l) Initial Capital Agreements.

Not Applicable.

(m) Rule 12b-1 Plan.

Not Applicable.

(n) Rule 18f-3 Plan.

Not Applicable.

(o) Reserved.

(p) Codes of Ethics.

(1) The joint Code of Ethics of Buffalo Funds and Kornitzer Capital Management, Inc. is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on July 24, 2006.

(3) The Code of Ethics for the Principal Underwriter is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-56018 and 811-10303) as filed with the SEC via EDGAR on December 15, 2006.

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ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

(a) Buffalo Funds:

Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

Article VII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Kornitzer Capital Management, Inc. is a federally registered investment adviser that provides investment management services to the Buffalo Funds family of mutual funds and the AFBA 5Star Fund family of funds. Kornitzer also manages the assets of non-fund advisory clients.

For information as to any other business, vocation or employment of a substantial nature in which the Registrant’s investment advisor and each officer of the Registrant’s investment advisor is or has been engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, within the last two fiscal years, see Kornitzer Capital Management, Inc.’s Form ADV (File #801-34933) filed under the Investment Advisers Act of 1940, as amended, which is incorporated herein by reference.

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ITEM 27. PRINCIPAL UNDERWRITER.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	The Jensen Portfolio, Inc.
AIP Alternative Strategies Funds	Julius Baer Investment Funds
AIP Underlying Funds Trust	The Kensington Funds
AIP Variable Insurance Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund L.P.
Alpine Equity Trust	Kirr, Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds
Brandes Investment Trust	Matrix Advisors Value Fund, Inc.
Brandywine Blue Fund, Inc.	M.D. Sass
Brazos Mutual Funds	Monetta Fund, Inc.
Bridges Investment Fund, Inc.	Monetta Trust
Buffalo Funds	The MP 63 Fund, Inc.
Buffalo Balanced Fund, Inc.	MUTUALS.com
Buffalo High Yield Fund, Inc.	Nicholas Equity Income Fund, Inc.
Buffalo Large Cap Fund, Inc.	Nicholas Family of Funds, Inc.
Buffalo Small Cap Fund, Inc.	Nicholas Fund, Inc.
Buffalo USA Global Fund, Inc.	Nicholas High Income Fund, Inc.
Country Mutual Funds Trust	Nicholas II, Inc.
Cullen Funds Trust	Nicholas Limited Edition, Inc.
Everest Funds	Nicholas Money Market Fund, Inc.
Fairholme Funds, Inc.	Permanent Portfolio Funds
FFTW Funds, Inc.	Perritt Funds, Inc.
First American Funds, Inc.	Perritt MicroCap Opportunities Fund, Inc.
First American Investment Funds, Inc.	Primecap Odyssey Funds
First American Strategy Funds, Inc.	Professionally Managed Portfolios
Fort Pitt Capital Funds	Prudent Bear Funds, Inc.
The Glenmede Fund, Inc.	The Purisima Funds
The Glenmede Portfolios	Quaker Investment Trust
Greenspring Fund	Rainier Investment Management Mutual Funds
Guinness Atkinson Funds	Rockland Trust

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Harding, Loevner Funds, Inc.	Summit Mutual Funds, Inc.
The Hennessy Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Mutual Funds, Inc.	TIFF Investment Program, Inc.
Hotchkis and Wiley Funds	Trust For Professional Managers
Intrepid Capital Management Funds Trust	Wexford Trust
Jacob Internet Fund Inc.	WY Funds

(b) To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike	President, Board Member	None
Andrew Strnad	Secretary	None
Joe Redwine	Board Member	None
Bob Kern	Board Member	None
Eric W. Falkeis	Board Member	Treasurer
Teresa Cowan	Assistant Secretary	None
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

(c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

U.S. Bank, National Association
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

(b)	With respect to Rules 31a-1(a); 31a-1(b); (2)(iii) and (4), the required books and records are maintained at the offices of Registrant’s Administrator, Transfer Agent and Fund Accountant:

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

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(b)	With respect to Rules 31a-1(b)(5), (6), (7), (9), (10) and (1) and 31a-(f), the required books and records are maintained at the principal offices of the Registrant’s Advisor:

Kornitzer Capital Management, Inc.
5420 West 61st Place
Shawnee Mission, KS 66205

(c)	With respect to Rule 31a-1(d), certain required books and records will be maintained at he offices of the Registrant’s Principal Underwriters:

Quasar Distributors, LLC
615 E. Michigan Street
Milwaukee, WI 53202

ITEM 29. MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

Registrant undertakes that, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and the State of Missouri on the 13th day of July, 2007.

Buffalo Funds

/s/ Kent W. Gasaway
Kent W. Gasaway
President/Treasurer/ Trustee

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

/s/ Kent W. Gasaway Kent W. Gasaway	President, Treasurer and Trustee	July 13, 2007
Joseph C. Neuberger* Joseph C. Neuberger	Chairman and Trustee	July 13, 2007
Gene M. Betts* Gene M. Betts	Trustee	July 13, 2007
Thomas S. Case* Thomas S. Case	Trustee	July 13, 2007
J. Gary Gradinger* J. Gary Gradinger	Trustee	July 13, 2007
Philip J. Kennedy* Philip J. Kennedy	Trustee	July 13, 2007

* By: /s/ Kent W. Gasaway Kent W. Gasaway
(Pursuant to Power of Attorney previously filed)

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